UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

LifeX 2035 Term Income ETF
LDDR (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2035 Term Income ETF (the “Fund”) for the period of  January 3, 2025 (commencement of operations), to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2035 Term Income ETF	$12*	0.25%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$271,823,691
Number of Holdings	24
Portfolio Turnover	63%
Average Credit Quality	Aa1
Annualized Distribution Rate	11.48%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	% of Net Assets
U.S. Treasury Securities	97.3%
Money Market Funds	1.7%
Cash & Other	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2035 Term Income ETF	PAGE 1	TSR-SAR-86172A249

LifeX 2040 Term Income ETF
LDER (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2040 Term Income ETF (the “Fund”) for the period of  January 3, 2025 (commencement of operations), to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2040 Term Income ETF	$12*	0.25%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$773,382
Number of Holdings	10
Portfolio Turnover	47%
Average Credit Quality	Aa1
Annualized Distribution Rate	8.58%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	% of Net Assets
U.S. Treasury Securities	98.3%
Money Market Funds	0.6%
Cash & Other	1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2040 Term Income ETF	PAGE 1	TSR-SAR-86172A256

LifeX 2045 Term Income ETF
LDRR (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2045 Term Income ETF (the “Fund”) for the period of  January 3, 2025 (commencement of operations), to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2045 Term Income ETF	$12*	0.25%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,056,926
Number of Holdings	10
Portfolio Turnover	77%
Average Credit Quality	Aa1
Annualized Distribution Rate	7.22%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	% of Net Assets
U.S. Treasury Securities	97.9%
Money Market Funds	0.9%
Cash & Other	1.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2045 Term Income ETF	PAGE 1	TSR-SAR-86172A264

LifeX 2048 Inflation-Protected Longevity Income ETF
LIAB (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2048 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2048 Inflation-Protected Longevity Income ETF	$16	0.31%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,710,743
Number of Holdings	17
Portfolio Turnover	53%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.60%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	96.8%
Money Market Funds	2.6%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2048 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B874

LifeX 2048 Longevity Income ETF
LFAE (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2048 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2048 Longevity Income ETF	$17	0.33%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,198,560
Number of Holdings	18
Portfolio Turnover	75%
Average Credit Quality	Aa1
Annualized Distribution Rate	8.42%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	96.9%
Money Market Funds	1.9%
Cash & Other	1.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2048 Longevity Income ETF	PAGE 1	TSR-SAR-86172B106

LifeX 2049 Inflation-Protected Longevity Income ETF
LIAC (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2049 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2049 Inflation-Protected Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,473,296
Number of Holdings	11
Portfolio Turnover	30%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.27%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	95.9%
U.S. Treasury Bills	2.9%
Money Market Funds	0.7%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2049 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B866

LifeX 2049 Longevity Income ETF
LFAF (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2049 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2049 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,481,471
Number of Holdings	19
Portfolio Turnover	46%
Average Credit Quality	Aa1
Annualized Distribution Rate	8.10%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	96.9%
Money Market Funds	1.9%
Cash & Other	1.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2049 Longevity Income ETF	PAGE 1	TSR-SAR-86172B205

LifeX 2050 Inflation-Protected Longevity Income ETF
LIAE (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2050 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2050 Inflation-Protected Longevity Income ETF	$16	0.31%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,759,775
Number of Holdings	21
Portfolio Turnover	14%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.00%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	94.5%
U.S. Treasury Bills	2.7%
Money Market Funds	2.3%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2050 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B858

LifeX 2050 Longevity Income ETF
LFAI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2050 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2050 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,280,292
Number of Holdings	18
Portfolio Turnover	43%
Average Credit Quality	Aa1
Annualized Distribution Rate	7.81%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	96.9%
Money Market Funds	2.0%
Cash & Other	1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2050 Longevity Income ETF	PAGE 1	TSR-SAR-86172B304

LifeX 2051 Inflation-Protected Longevity Income ETF
LIAF (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2051 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2051 Inflation-Protected Longevity Income ETF	$16	0.31%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,600,343
Number of Holdings	12
Portfolio Turnover	15%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.77%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	88.8%
U.S. Treasury Bills	9.3%
Money Market Funds	1.4%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2051 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B841

LifeX 2051 Longevity Income ETF
LFAJ (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2051 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2051 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,324,393
Number of Holdings	18
Portfolio Turnover	48%
Average Credit Quality	Aa1
Annualized Distribution Rate	7.55%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	96.9%
Money Market Funds	2.0%
Cash & Other	1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2051 Longevity Income ETF	PAGE 1	TSR-SAR-86172B403

LifeX 2052 Inflation-Protected Longevity Income ETF
LIAG (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2052 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2052 Inflation-Protected Longevity Income ETF	$16	0.31%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,661,873
Number of Holdings	12
Portfolio Turnover	28%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.56%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	89.9%
U.S. Treasury Bills	8.5%
Money Market Funds	1.1%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2052 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B833

LifeX 2052 Longevity Income ETF
LFAK (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2052 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2052 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$956,535
Number of Holdings	18
Portfolio Turnover	51%
Average Credit Quality	Aa1
Annualized Distribution Rate	7.31%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	96.9%
Money Market Funds	2.1%
Cash & Other	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2052 Longevity Income ETF	PAGE 1	TSR-SAR-86172B502

LifeX 2053 Inflation-Protected Longevity Income ETF
LIAJ (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2053 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2053 Inflation-Protected Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,062,881
Number of Holdings	18
Portfolio Turnover	22%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.36%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	96.1%
U.S. Treasury Bills	2.1%
Money Market Funds	1.3%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2053 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B825

LifeX 2053 Longevity Income ETF
LFAL (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2053 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2053 Longevity Income ETF	$16	0.31%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,970,128
Number of Holdings	18
Portfolio Turnover	98%
Average Credit Quality	Aa1
Annualized Distribution Rate	7.10%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	97.0%
Money Market Funds	2.0%
Cash & Other	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2053 Longevity Income ETF	PAGE 1	TSR-SAR-86172B601

LifeX 2054 Inflation-Protected Longevity Income ETF
LIAK (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2054 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2054 Inflation-Protected Longevity Income ETF	$16	0.31%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,377,903
Number of Holdings	18
Portfolio Turnover	31%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.18%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	92.5%
U.S. Treasury Bills	4.4%
Money Market Funds	2.6%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2054 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B817

LifeX 2054 Longevity Income ETF
LFAN (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2054 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2054 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$722,686
Number of Holdings	18
Portfolio Turnover	62%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.92%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	97.1%
Money Market Funds	2.0%
Cash & Other	0.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2054 Longevity Income ETF	PAGE 1	TSR-SAR-86172B700

LifeX 2055 Inflation-Protected Longevity Income ETF
LIAM (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2055 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2055 Inflation-Protected Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,068,767
Number of Holdings	18
Portfolio Turnover	22%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.01%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	97.7%
U.S. Treasury Bills	0.9%
Money Market Funds	0.9%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2055 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B791

LifeX 2055 Longevity Income ETF
LFAO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2055 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2055 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,185,907
Number of Holdings	17
Portfolio Turnover	52%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.74%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	97.0%
Money Market Funds	2.0%
Cash & Other	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2055 Longevity Income ETF	PAGE 1	TSR-SAR-86172B809

LifeX 2056 Inflation-Protected Longevity Income ETF
LIAO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2056 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2056 Inflation-Protected Longevity Income ETF	$16	0.31%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$7,772,307
Number of Holdings	16
Portfolio Turnover	57%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.88%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	87.8%
U.S. Treasury Bills	10.3%
Money Market Funds	1.3%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2056 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B783

LifeX 2056 Longevity Income ETF
LFAQ (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2056 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2056 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,037,184
Number of Holdings	17
Portfolio Turnover	33%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.58%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	97.4%
Money Market Funds	1.3%
Cash & Other	1.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2056 Longevity Income ETF	PAGE 1	TSR-SAR-86172B882

LifeX 2057 Inflation-Protected Longevity Income ETF
LIAP (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2057 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2057 Inflation-Protected Longevity Income ETF	$16	0.31%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,738,262
Number of Holdings	17
Portfolio Turnover	54%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.72%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	95.9%
Money Market Funds	2.7%
U.S. Treasury Bills	0.8%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2057 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B775

LifeX 2057 Longevity Income ETF
LFAR (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2057 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2057 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,241,766
Number of Holdings	17
Portfolio Turnover	39%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.44%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	96.7%
Money Market Funds	2.0%
Cash & Other	1.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2057 Longevity Income ETF	PAGE 1	TSR-SAR-86172A116

LifeX 2058 Inflation-Protected Longevity Income ETF
LIAQ (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2058 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2058 Inflation-Protected Longevity Income ETF	$16	0.31%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,111,636
Number of Holdings	20
Portfolio Turnover	122%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.61%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	93.9%
U.S. Treasury Bills	3.2%
Money Market Funds	2.3%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2058 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B767

LifeX 2058 Longevity Income ETF
LFAU (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2058 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2058 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,012,373
Number of Holdings	17
Portfolio Turnover	29%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.31%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	97.4%
Money Market Funds	1.3%
Cash & Other	1.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2058 Longevity Income ETF	PAGE 1	TSR-SAR-86172A124

LifeX 2059 Inflation-Protected Longevity Income ETF
LIAT (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2059 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2059 Inflation-Protected Longevity Income ETF	$16	0.31%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,629,860
Number of Holdings	24
Portfolio Turnover	11%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.49%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	88.0%
U.S. Treasury Bills	9.0%
Money Market Funds	2.4%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2059 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B759

LifeX 2059 Longevity Income ETF
LFAV (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2059 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2059 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,132,073
Number of Holdings	16
Portfolio Turnover	29%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.18%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	96.7%
Money Market Funds	2.0%
Cash & Other	1.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2059 Longevity Income ETF	PAGE 1	TSR-SAR-86172A132

LifeX 2060 Inflation-Protected Longevity Income ETF
LIAU (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2060 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2060 Inflation-Protected Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,046,821
Number of Holdings	13
Portfolio Turnover	19%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.38%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	81.7%
U.S. Treasury Bills	17.0%
Money Market Funds	0.7%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2060 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B742

LifeX 2060 Longevity Income ETF
LFAW (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2060 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2060 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,968,069
Number of Holdings	17
Portfolio Turnover	25%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.06%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	97.4%
Money Market Funds	1.2%
Cash & Other	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2060 Longevity Income ETF	PAGE 1	TSR-SAR-86172A140

LifeX 2061 Inflation-Protected Longevity Income ETF
LIAV (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2061 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2061 Inflation-Protected Longevity Income ETF	$16	0.31%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$5,279,388
Number of Holdings	22
Portfolio Turnover	18%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.28%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	82.2%
U.S. Treasury Bills	15.1%
Money Market Funds	2.1%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2061 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B734

LifeX 2061 Longevity Income ETF
LFAX (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2061 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2061 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,021,752
Number of Holdings	17
Portfolio Turnover	25%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.96%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	97.3%
Money Market Funds	1.3%
Cash & Other	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2061 Longevity Income ETF	PAGE 1	TSR-SAR-86172A157

LifeX 2062 Inflation-Protected Longevity Income ETF
LIAW (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2062 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2062 Inflation-Protected Longevity Income ETF	$15	0.31%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$733,231
Number of Holdings	15
Portfolio Turnover	114%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.19%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	82.0%
U.S. Treasury Bills	12.6%
Money Market Funds	4.7%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2062 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B726

LifeX 2062 Longevity Income ETF
LFAZ (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2062 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2062 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,023,315
Number of Holdings	16
Portfolio Turnover	25%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.86%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	96.8%
Money Market Funds	1.8%
Cash & Other	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2062 Longevity Income ETF	PAGE 1	TSR-SAR-86172A165

LifeX 2063 Inflation-Protected Longevity Income ETF
LIAX (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2063 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2063 Inflation-Protected Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,022,679
Number of Holdings	9
Portfolio Turnover	50%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.09%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	80.2%
U.S. Treasury Bills	16.5%
Money Market Funds	2.6%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2063 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B718

LifeX 2063 Longevity Income ETF
LFBB (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2063 Longevity Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2063 Longevity Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,039,902
Number of Holdings	16
Portfolio Turnover	24%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.77%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	96.5%
Money Market Funds	2.0%
Cash & Other	1.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2063 Longevity Income ETF	PAGE 1	TSR-SAR-86172A173

LifeX 2064 Inflation-Protected Longevity Income ETF
LIAY (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2064 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 3, 2025 (commencement of operations), to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2064 Inflation-Protected Longevity Income ETF	$14*	0.28%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,749,509
Number of Holdings	9
Portfolio Turnover	24%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.00%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	% of Net Assets
U.S. Treasury Securities	80.0%
U.S. Treasury Bills	16.9%
Money Market Funds	2.4%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2064 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172A215

LifeX 2064 Longevity Income ETF
LFBD (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2064 Longevity Income ETF (the “Fund”) for the period of  January 3, 2025 (commencement of operations), to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2064 Longevity Income ETF	$15*	0.30%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$703,256
Number of Holdings	9
Portfolio Turnover	85%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.68%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	% of Net Assets
U.S. Treasury Securities	97.3%
Money Market Funds	1.3%
Cash & Other	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2064 Longevity Income ETF	PAGE 1	TSR-SAR-86172A181

LifeX 2065 Inflation-Protected Longevity Income ETF
LIBD (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2065 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 3, 2025 (commencement of operations), to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2065 Inflation-Protected Longevity Income ETF	$15*	0.31%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,019,763
Number of Holdings	8
Portfolio Turnover	34%
Average Credit Quality	Aa1
Annualized Distribution Rate	3.92%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	% of Net Assets
U.S. Treasury Securities	77.5%
U.S. Treasury Bills	19.7%
Money Market Funds	2.1%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2065 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172A223

LifeX 2065 Longevity Income ETF
LFBE (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX 2065 Longevity Income ETF (the “Fund”) for the period of  January 3, 2025 (commencement of operations), to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2065 Longevity Income ETF	$15*	0.30%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full period.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$712,998
Number of Holdings	7
Portfolio Turnover	88%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.61%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	% of Net Assets
U.S. Treasury Securities	97.2%
Money Market Funds	1.4%
Cash & Other	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2065 Longevity Income ETF	PAGE 1	TSR-SAR-86172A199

LifeX Durable Income ETF
LFDR (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LifeX Durable Income ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Durable Income ETF	$16	0.32%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$712,761
Number of Holdings	12
Portfolio Turnover	22%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.61%
Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
U.S. Treasury Securities	97.3%
Money Market Funds	1.2%
Cash & Other	1.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX Durable Income ETF	PAGE 1	TSR-SAR-86172A231

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form N-CSR

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LIFEX TERM INCOME ETFS
LIFEX INCOME ETFS
LIFEX INFLATION-PROTECTED INCOME ETFS
LIFEX DURABLE INCOME ETF
Semi-Annual Report
June 30, 2025
Unaudited

TABLE OF CONTENTS(Continued)

LifeX 2035 Term Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.3%
United States Treasury Notes/Bonds
3.00%, 07/15/2025	$1,544,000	$1,543,216
4.88%, 04/30/2026	19,607,000	19,732,990
4.50%, 05/15/2027	21,643,000	21,931,714
1.13%, 02/29/2028	26,936,000	25,191,473
4.63%, 04/30/2029	9,698,000	10,003,714
3.63%, 08/31/2029	14,249,000	14,181,651
4.13%, 10/31/2029	11,589,000	11,757,855
3.63%, 03/31/2030	13,605,000	13,510,403
4.00%, 03/31/2030	1,852,000	1,869,724
4.63%, 04/30/2031	22,256,000	23,114,943
3.75%, 08/31/2031	111,000	109,985
4.13%, 10/31/2031	11,327,000	11,448,234
4.13%, 03/31/2032	1,627,000	1,641,872
2.75%, 08/15/2032	42,943,000	39,621,627
3.88%, 08/15/2034	47,596,000	46,491,624
4.63%, 02/15/2035	2,723,000	2,810,434
4.50%, 02/15/2036	18,778,000	19,273,857
4.75%, 02/15/2037	15,000	15,627
4.50%, 02/15/2044	163,000	157,563
2.38%, 11/15/2049	115,000	74,013
4.63%, 05/15/2054	107,000	103,974
4.63%, 02/15/2055	5,000	4,870
TOTAL U.S. TREASURY SECURITIES (Cost $259,603,446)		264,591,363

	Shares	Value
SHORT-TERM INVESTMENTS - 1.7%
Treasury Money Market Funds - 1.7%
First American Government Obligations Fund - Class X, 4.25%(a)	2,307,775	$2,307,775
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.23%(a)	2,307,775	2,307,775
TOTAL SHORT-TERM INVESTMENTS (Cost $4,615,550)		4,615,550
TOTAL INVESTMENTS - 99.0% (Cost $264,218,996)		$269,206,913
Other Assets in Excess of Liabilities - 1.0%		2,616,778
TOTAL NET ASSETS - 100.0%		$271,823,691

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

LifeX 2040 Term Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 98.3%
United States Treasury Notes/Bonds
4.13%, 10/31/2029	$229,000	$232,336
4.13%, 10/31/2031	199,000	201,130
3.88%, 08/15/2034	54,000	52,747
4.50%, 02/15/2036	78,000	80,060
4.75%, 02/15/2037	112,000	116,681
4.50%, 02/15/2044	50,000	48,332
2.38%, 11/15/2049	20,000	12,872
4.25%, 08/15/2054	18,000	16,446
TOTAL U.S. TREASURY SECURITIES (Cost $751,546)		760,604

	Shares	Value
SHORT-TERM INVESTMENTS - 0.6%
Treasury Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.25%(a)	2,323	$2,323
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.23%(a)	2,323	2,323
TOTAL SHORT-TERM INVESTMENTS (Cost $4,646)		4,646
TOTAL INVESTMENTS - 98.9% (Cost $756,192)		$765,250
Other Assets in Excess of Liabilities - 1.1%		8,132
TOTAL NET ASSETS - 100.0%		$773,382

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

LifeX 2045 Term Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.9%
United States Treasury Notes/Bonds
4.13%, 10/31/2029	$222,000	$225,235
4.13%, 10/31/2031	219,000	221,344
3.88%, 08/15/2034	6,000	5,861
4.50%, 02/15/2036	67,000	68,769
4.75%, 02/15/2037	106,000	110,430
4.50%, 02/15/2044	351,000	339,291
2.38%, 11/15/2049	46,000	29,605
4.25%, 08/15/2054	37,000	33,806
TOTAL U.S. TREASURY SECURITIES (Cost $1,037,041)		1,034,341

	Shares	Value
SHORT-TERM INVESTMENTS - 0.9%
Treasury Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 4.25%(a)	4,961	$4,961
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.23%(a)	4,961	4,961
TOTAL SHORT-TERM INVESTMENTS (Cost $9,922)		9,922
TOTAL INVESTMENTS - 98.8% (Cost $1,046,963)		$1,044,263
Other Assets in Excess of Liabilities - 1.2%		12,663
TOTAL NET ASSETS - 100.0%		$1,056,926

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

LifeX 2048 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.8%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$35,102	$34,916
0.38%, 01/15/2027	100,930	99,565
0.50%, 01/15/2028	46,819	45,947
2.38%, 10/15/2028	42,941	44,550
2.13%, 04/15/2029	12,446	12,781
1.63%, 10/15/2029	16,312	16,516
0.13%, 01/15/2030	49,874	47,072
0.13%, 01/15/2031	60,384	55,944
0.13%, 07/15/2031	25,135	23,136
0.13%, 01/15/2032	9,258	8,392
1.13%, 01/15/2033	123,848	118,343
2.13%, 01/15/2035	370,006	376,170
2.13%, 02/15/2040	302,777	299,087
1.38%, 02/15/2044	228,491	192,030
0.88%, 02/15/2047	388,050	281,367
TOTAL U.S. TREASURY SECURITIES (Cost $1,664,294)		1,655,816

	Shares	Value
SHORT-TERM INVESTMENTS - 2.6%
Treasury Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 4.25%(a)	22,655	$22,655
MSILF Government Portfolio - Class Institutional, 4.23%(a)	22,655	22,655
TOTAL SHORT-TERM INVESTMENTS (Cost $45,310)		45,310
TOTAL INVESTMENTS - 99.4% (Cost $1,709,604)		$1,701,126
Other Assets in Excess of Liabilities - 0.6%		9,617
TOTAL NET ASSETS - 100.0%		$1,710,743

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

LifeX 2048 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.9%
United States Treasury Notes/Bonds
4.50%, 05/15/2027	$51,000	$51,680
1.13%, 02/29/2028	78,000	72,948
3.63%, 08/31/2029	57,000	56,731
3.63%, 03/31/2030	40,000	39,722
4.13%, 03/31/2031	7,000	7,091
4.63%, 04/30/2031	51,000	52,968
2.75%, 08/15/2032	80,000	73,812
4.50%, 11/15/2033	4,000	4,110
4.00%, 02/15/2034	4,000	3,960
3.88%, 08/15/2034	60,000	58,608
4.50%, 02/15/2036	73,000	74,928
4.75%, 02/15/2037	118,000	122,932
1.38%, 11/15/2040	48,000	30,596
4.50%, 02/15/2044	421,000	406,956
2.38%, 11/15/2049	152,000	97,826
4.63%, 05/15/2054	7,000	6,802
TOTAL U.S. TREASURY SECURITIES (Cost $1,150,102)		1,161,670

	Shares	Value
SHORT-TERM INVESTMENTS - 1.9%
Treasury Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 4.25%(a)	11,132	$11,132
MSILF Government Portfolio - Class Institutional, 4.23%(a)	11,132	11,132
TOTAL SHORT-TERM INVESTMENTS (Cost $22,264)		22,264
TOTAL INVESTMENTS - 98.8% (Cost $1,172,366)		$1,183,934
Other Assets in Excess of Liabilities - 1.2%		14,626
TOTAL NET ASSETS - 100.0%		$1,198,560

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

LifeX 2049 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 95.9%
United States Treasury Inflation Indexed Bonds
2.38%, 10/15/2028	$151,864	$157,556
0.13%, 01/15/2031	115,839	107,321
1.75%, 01/15/2034	582,334	577,410
2.13%, 02/15/2040	77,178	76,238
0.75%, 02/15/2042	203,016	157,777
1.38%, 02/15/2044	6,882	5,784
0.88%, 02/15/2047	356,156	258,241
1.50%, 02/15/2053	91,731	72,745
TOTAL U.S. TREASURY SECURITIES (Cost $1,440,182)		1,413,072

	Shares
SHORT-TERM INVESTMENTS - 3.6%
Treasury Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.25%(a)	5,325	5,325
MSILF Government Portfolio - Class Institutional, 4.23%(a)	5,325	5,325
		10,650

	Par	Value
U.S. Treasury Bills - 2.9%
4.25%, 10/02/2025(b)	$42,000	$41,543
TOTAL SHORT-TERM INVESTMENTS (Cost $52,208)		52,193
TOTAL INVESTMENTS - 99.5% (Cost $1,492,390)		$1,465,265
Other Assets in Excess of Liabilities - 0.5%		8,031
TOTAL NET ASSETS - 100.0%		$1,473,296

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

LifeX 2049 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.9%
United States Treasury Notes/Bonds
4.50%, 05/15/2027	$56,000	$56,747
1.13%, 02/29/2028	123,000	115,034
3.63%, 08/31/2029	71,000	70,664
3.63%, 03/31/2030	42,000	41,708
4.00%, 03/31/2030	2,000	2,019
4.13%, 03/31/2031	11,000	11,142
4.63%, 04/30/2031	57,000	59,200
2.75%, 08/15/2032	92,000	84,884
4.50%, 11/15/2033	2,000	2,055
4.00%, 02/15/2034	7,000	6,930
3.88%, 08/15/2034	68,000	66,422
4.50%, 02/15/2036	85,000	87,245
4.75%, 02/15/2037	135,000	140,643
1.38%, 11/15/2040	49,000	31,234
4.50%, 02/15/2044	485,000	468,821
2.38%, 11/15/2049	284,000	182,781
4.63%, 05/15/2054	9,000	8,746
TOTAL U.S. TREASURY SECURITIES (Cost $1,425,273)		1,436,275

	Shares	Value
SHORT-TERM INVESTMENTS - 1.9%
Treasury Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 4.25%(a)	13,917	$13,917
MSILF Government Portfolio - Class Institutional, 4.23%(a)	13,917	13,917
TOTAL SHORT-TERM INVESTMENTS (Cost $27,834)		27,834
TOTAL INVESTMENTS - 98.8% (Cost $1,453,107)		$1,464,109
Other Assets in Excess of Liabilities - 1.2%		17,362
TOTAL NET ASSETS - 100.0%		$1,481,471

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

LifeX 2050 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 94.5%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$13,501	$13,429
0.38%, 01/15/2027	146,082	144,108
0.50%, 01/15/2028	66,327	65,091
2.38%, 10/15/2028	147,675	153,210
2.13%, 04/15/2029	158,682	162,956
0.13%, 01/15/2030	102,242	96,497
0.13%, 01/15/2031	114,607	106,179
0.13%, 07/15/2031	119,690	110,171
0.13%, 01/15/2032	134,242	121,686
1.75%, 01/15/2034	578,160	573,270
1.88%, 07/15/2034	130,861	131,045
2.13%, 02/15/2040	572,901	565,919
1.38%, 02/15/2044	258,773	217,480
0.88%, 02/15/2047	1,174,783	851,810
1.50%, 02/15/2053	192,096	152,337
2.13%, 02/15/2054	96,164	88,076
TOTAL U.S. TREASURY SECURITIES (Cost $3,699,229)		3,553,264

	Shares
SHORT-TERM INVESTMENTS - 5.0%
Treasury Money Market Funds - 2.3%
First American Government Obligations Fund - Class X, 4.25%(a)	42,628	42,628
MSILF Government Portfolio - Class Institutional, 4.23%(a)	42,628	42,628
		85,256

	Par	Value
U.S. Treasury Bills - 2.7%
4.25%, 07/31/2025(b)	$15,000	$14,948
4.25%, 10/02/2025(b)	21,000	20,771
4.10%, 01/22/2026(b)	68,000	66,456
		102,175
TOTAL SHORT-TERM INVESTMENTS (Cost $187,451)		187,431
TOTAL INVESTMENTS - 99.5% (Cost $3,886,680)		$3,740,695
Other Assets in Excess of Liabilities - 0.5%		19,080
TOTAL NET ASSETS - 100.0%		$3,759,775

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

8

LifeX 2050 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.9%
United States Treasury Notes/Bonds
4.50%, 05/15/2027	$48,000	$48,640
1.13%, 02/29/2028	106,000	99,135
3.63%, 08/31/2029	83,000	82,608
3.63%, 03/31/2030	14,000	13,903
4.00%, 03/31/2030	18,000	18,172
4.63%, 04/30/2031	53,000	55,045
2.75%, 08/15/2032	74,000	68,277
4.50%, 11/15/2033	1,000	1,027
4.00%, 02/15/2034	7,000	6,930
3.88%, 08/15/2034	53,000	51,770
4.50%, 02/15/2036	68,000	69,796
4.75%, 02/15/2037	108,000	112,514
1.38%, 11/15/2040	49,000	31,234
4.50%, 02/15/2044	372,000	359,590
2.38%, 11/15/2049	332,000	213,673
4.63%, 05/15/2054	9,000	8,745
TOTAL U.S. TREASURY SECURITIES (Cost $1,233,239)		1,241,059

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.25%(a)	12,490	$12,490
MSILF Government Portfolio - Class Institutional, 4.23%(a)	12,490	12,490
TOTAL SHORT-TERM INVESTMENTS (Cost $24,980)		24,980
TOTAL INVESTMENTS - 98.9% (Cost $1,258,219)		$1,266,039
Other Assets in Excess of Liabilities - 1.1%		14,253
TOTAL NET ASSETS - 100.0%		$1,280,292

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

LifeX 2051 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 88.8%
United States Treasury Inflation Indexed Bonds
2.38%, 10/15/2028	$140,344	$145,604
0.13%, 01/15/2031	107,213	99,329
1.75%, 01/15/2034	564,593	559,818
0.63%, 02/15/2043	97,671	72,630
0.88%, 02/15/2047	344,195	249,569
1.50%, 02/15/2053	305,411	242,199
2.13%, 02/15/2054	56,444	51,697
TOTAL U.S. TREASURY SECURITIES (Cost $1,486,157)		1,420,846

	Shares
SHORT-TERM INVESTMENTS - 10.7%
Treasury Money Market Funds - 1.4%
First American Government Obligations Fund - Class X, 4.25%(a)	11,477	11,477
MSILF Government Portfolio - Class Institutional, 4.23%(a)	11,477	11,477
		22,954

	Par	Value
U.S. Treasury Bills - 9.3%
4.25%, 07/31/2025(b)	$14,000	$13,952
4.25%, 10/02/2025(b)	22,000	21,760
4.10%, 01/22/2026(b)	115,000	112,389
		148,101
TOTAL SHORT-TERM INVESTMENTS (Cost $171,086)		171,055
TOTAL INVESTMENTS - 99.5% (Cost $1,657,243)		$1,591,901
Other Assets in Excess of Liabilities - 0.5%		8,442
TOTAL NET ASSETS - 100.0%		$1,600,343

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

10

LifeX 2051 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.9%
United States Treasury Notes/Bonds
4.88%, 04/30/2026	$1,000	$1,006
4.50%, 05/15/2027	47,000	47,627
1.13%, 02/29/2028	103,000	96,329
3.63%, 08/31/2029	77,000	76,636
3.63%, 03/31/2030	55,000	54,618
4.63%, 04/30/2031	54,000	56,084
2.75%, 08/15/2032	71,000	65,509
4.50%, 11/15/2033	1,000	1,026
4.00%, 02/15/2034	7,000	6,930
3.88%, 08/15/2034	51,000	49,817
4.50%, 02/15/2036	65,000	66,716
4.75%, 02/15/2037	104,000	108,347
1.38%, 11/15/2040	50,000	31,871
4.50%, 02/15/2044	350,000	338,324
2.38%, 11/15/2049	387,000	249,071
4.63%, 05/15/2054	35,000	34,010
TOTAL U.S. TREASURY SECURITIES (Cost $1,274,314)		1,283,921

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.25%(a)	13,165	$13,165
MSILF Government Portfolio - Class Institutional, 4.23%(a)	13,165	13,165
TOTAL SHORT-TERM INVESTMENTS (Cost $26,330)		26,330
TOTAL INVESTMENTS - 98.9% (Cost $1,300,644)		$1,310,251
Other Assets in Excess of Liabilities - 1.1%		14,142
TOTAL NET ASSETS - 100.0%		$1,324,393

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

LifeX 2052 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 89.9%
United States Treasury Inflation Indexed Bonds
2.38%, 10/15/2028	$140,344	$145,604
0.13%, 01/15/2031	105,980	98,187
1.75%, 01/15/2034	580,247	575,340
0.63%, 02/15/2043	274,874	204,400
0.88%, 02/15/2047	123,591	89,613
1.50%, 02/15/2053	456,497	362,015
2.13%, 02/15/2054	20,905	19,147
TOTAL U.S. TREASURY SECURITIES (Cost $1,588,769)		1,494,306

	Shares
SHORT-TERM INVESTMENTS - 9.6%
Treasury Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 4.25%(a)	9,315	9,315
MSILF Government Portfolio - Class Institutional, 4.23%(a)	9,315	9,315
		18,630

	Par	Value
U.S. Treasury Bills - 8.5%
4.25%, 07/31/2025(b)	$14,000	$13,951
4.25%, 10/02/2025(b)	10,000	9,891
4.10%, 01/22/2026(b)	119,000	116,298
		140,140
TOTAL SHORT-TERM INVESTMENTS (Cost $158,796)		158,770
TOTAL INVESTMENTS - 99.5% (Cost $1,747,565)		$1,653,076
Other Assets in Excess of Liabilities - 0.5%		8,797
TOTAL NET ASSETS - 100.0%		$1,661,873

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

LifeX 2052 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.9%
United States Treasury Notes/Bonds
4.88%, 04/30/2026	$3,000	$3,019
4.50%, 05/15/2027	31,000	31,414
1.13%, 02/29/2028	70,000	65,466
3.63%, 08/31/2029	47,000	46,778
3.63%, 03/31/2030	40,000	39,722
4.63%, 04/30/2031	50,000	51,930
2.75%, 08/15/2032	46,000	42,442
4.50%, 11/15/2033	3,000	3,083
4.00%, 02/15/2034	6,000	5,940
3.88%, 08/15/2034	31,000	30,281
4.50%, 02/15/2036	43,000	44,135
4.75%, 02/15/2037	72,000	75,009
1.38%, 11/15/2040	48,000	30,596
4.50%, 02/15/2044	228,000	220,394
2.38%, 11/15/2049	286,000	184,068
4.63%, 05/15/2054	54,000	52,473
TOTAL U.S. TREASURY SECURITIES (Cost $918,183)		926,750

	Shares	Value
SHORT-TERM INVESTMENTS - 2.1%
Treasury Money Market Funds - 2.1%
First American Government Obligations Fund - Class X, 4.25%(a)	10,065	$10,065
MSILF Government Portfolio - Class Institutional, 4.23%(a)	10,065	10,065
TOTAL SHORT-TERM INVESTMENTS (Cost $20,130)		20,130
TOTAL INVESTMENTS - 99.0% (Cost $938,313)		$946,880
Other Assets in Excess of Liabilities - 1.0%		9,655
TOTAL NET ASSETS - 100.0%		$956,535

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

13

LifeX 2053 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.1%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$103,586	$102,186
0.50%, 01/15/2028	75,431	74,025
2.38%, 10/15/2028	130,918	135,824
2.13%, 04/15/2029	29,040	29,822
0.13%, 01/15/2030	157,103	148,275
0.13%, 01/15/2031	97,354	90,195
0.13%, 07/15/2031	17,954	16,526
0.13%, 01/15/2032	193,262	175,186
1.75%, 01/15/2034	559,375	554,644
2.13%, 02/15/2040	314,650	310,816
0.63%, 02/15/2043	438,124	325,795
0.88%, 02/15/2047	708,325	513,591
1.50%, 02/15/2053	588,159	466,426
TOTAL U.S. TREASURY SECURITIES (Cost $3,115,205)		2,943,311

	Shares
SHORT-TERM INVESTMENTS - 3.4%
Treasury Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.25%(a)	20,102	20,102
MSILF Government Portfolio - Class Institutional, 4.23%(a)	20,102	20,102
		40,204

	Par	Value
U.S. Treasury Bills - 2.1%
4.25%, 07/31/2025(b)	$13,000	$12,955
4.25%, 10/02/2025(b)	2,000	1,978
4.10%, 01/22/2026(b)	51,000	49,842
		64,775
TOTAL SHORT-TERM INVESTMENTS (Cost $104,990)		104,979
TOTAL INVESTMENTS - 99.5% (Cost $3,220,195)		$3,048,290
Other Assets in Excess of Liabilities - 0.5%		14,591
TOTAL NET ASSETS - 100.0%		$3,062,881

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

14

LifeX 2053 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.0%
United States Treasury Notes/Bonds
4.50%, 05/15/2027	$44,000	$44,587
1.13%, 02/29/2028	133,000	124,386
3.63%, 08/31/2029	95,000	94,551
3.63%, 03/31/2030	77,000	76,465
4.13%, 03/31/2031	9,000	9,116
4.63%, 04/30/2031	100,000	103,859
2.75%, 08/15/2032	128,000	118,100
4.50%, 11/15/2033	3,000	3,083
4.00%, 02/15/2034	6,000	5,940
3.88%, 08/15/2034	70,000	68,376
4.50%, 02/15/2036	86,000	88,271
4.75%, 02/15/2037	142,000	147,935
1.38%, 11/15/2040	48,000	30,596
4.50%, 02/15/2044	453,000	437,888
2.38%, 11/15/2049	568,000	365,561
4.63%, 05/15/2054	197,000	191,429
TOTAL U.S. TREASURY SECURITIES (Cost $1,892,891)		1,910,143

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.25%(a)	19,942	$19,942
MSILF Government Portfolio - Class Institutional, 4.23%(a)	19,942	19,942
TOTAL SHORT-TERM INVESTMENTS (Cost $39,884)		39,884
TOTAL INVESTMENTS - 99.0% (Cost $1,932,775)		$1,950,027
Other Assets in Excess of Liabilities - 1.0%		20,101
TOTAL NET ASSETS - 100.0%		$1,970,128

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

15

LifeX 2054 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 92.5%
United States Treasury Inflation Indexed Bonds
2.38%, 10/15/2028	$145,580	$151,037
0.13%, 01/15/2031	107,213	99,329
0.13%, 01/15/2032	68,278	61,892
1.75%, 01/15/2034	630,340	625,010
2.13%, 01/15/2035	77,254	78,541
2.13%, 02/15/2040	138,031	136,348
0.63%, 02/15/2043	464,635	345,509
0.88%, 02/15/2047	300,340	217,770
1.50%, 02/15/2053	609,742	483,542
TOTAL U.S. TREASURY SECURITIES (Cost $2,338,966)		2,198,978

	Shares
SHORT-TERM INVESTMENTS - 7.0%
Treasury Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 4.25%(a)	31,014	31,014
MSILF Government Portfolio - Class Institutional, 4.23%(a)	31,014	31,014
		62,028

	Par	Value
U.S. Treasury Bills - 4.4%
4.13%, 07/01/2025(b)	$10,000	$10,000
4.22%, 07/31/2025(b)	10,000	9,966
4.29%, 09/02/2025(b)	10,000	9,925
4.23%, 10/02/2025(b)	10,000	9,891
4.22%, 10/30/2025(b)	10,000	9,860
4.23%, 11/28/2025(b)	10,000	9,828
4.06%, 05/14/2026(b)	46,000	44,447
		103,917
TOTAL SHORT-TERM INVESTMENTS (Cost $165,913)		165,945
TOTAL INVESTMENTS - 99.5% (Cost $2,504,879)		$2,364,923
Other Assets in Excess of Liabilities - 0.5%		12,980
TOTAL NET ASSETS - 100.0%		$2,377,903

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

16

LifeX 2054 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.1%
United States Treasury Notes/Bonds
4.88%, 04/30/2026	$10,000	$10,064
4.50%, 05/15/2027	19,000	19,254
1.13%, 02/29/2028	43,000	40,215
3.63%, 08/31/2029	31,000	30,854
3.63%, 03/31/2030	24,000	23,833
4.63%, 04/30/2031	34,000	35,312
2.75%, 08/15/2032	45,000	41,520
4.50%, 11/15/2033	2,000	2,055
4.00%, 02/15/2034	6,000	5,940
3.88%, 08/15/2034	19,000	18,559
4.50%, 02/15/2036	28,000	28,739
4.75%, 02/15/2037	48,000	50,006
1.38%, 11/15/2040	53,000	33,783
4.50%, 02/15/2044	143,000	138,230
2.38%, 11/15/2049	186,000	119,708
4.63%, 05/15/2054	106,000	103,002
TOTAL U.S. TREASURY SECURITIES (Cost $700,061)		701,074

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.25%(a)	7,392	$7,392
MSILF Government Portfolio - Class Institutional, 4.23%(a)	7,392	7,392
TOTAL SHORT-TERM INVESTMENTS (Cost $14,784)		14,784
TOTAL INVESTMENTS - 99.1% (Cost $714,845)		$715,858
Other Assets in Excess of Liabilities - 0.9%		6,828
TOTAL NET ASSETS - 100.0%		$722,686

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

17

LifeX 2055 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.7%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$126,162	$124,457
0.50%, 01/15/2028	96,239	94,446
2.38%, 10/15/2028	118,349	122,785
2.13%, 04/15/2029	37,337	38,343
0.13%, 01/15/2030	163,337	154,159
0.13%, 01/15/2031	86,263	79,920
0.13%, 07/15/2031	29,923	27,543
0.13%, 01/15/2032	186,319	168,892
1.13%, 01/15/2033	1,077	1,029
1.75%, 01/15/2034	528,067	523,601
2.13%, 02/15/2040	140,999	139,281
0.63%, 02/15/2043	747,881	556,133
0.88%, 02/15/2047	224,591	162,846
1.50%, 02/15/2053	898,965	712,904
2.13%, 02/15/2054	99,300	90,948
TOTAL U.S. TREASURY SECURITIES (Cost $3,195,425)		2,997,287

	Shares
SHORT-TERM INVESTMENTS - 1.8%
Treasury Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 4.25%(a)	13,067	13,067
MSILF Government Portfolio - Class Institutional, 4.23%(a)	13,067	13,067
		26,134

	Par	Value
U.S. Treasury Bills - 0.9%
4.25%, 10/02/2025(b)	$31,000	$30,662
TOTAL SHORT-TERM INVESTMENTS (Cost $56,808)		56,796
TOTAL INVESTMENTS - 99.5% (Cost $3,252,233)		$3,054,083
Other Assets in Excess of Liabilities - 0.5%		14,684
TOTAL NET ASSETS - 100.0%		$3,068,767

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

18

LifeX 2055 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.0%
United States Treasury Notes/Bonds
4.50%, 05/15/2027	$23,000	$23,307
1.13%, 02/29/2028	67,000	62,661
3.63%, 08/31/2029	53,000	52,749
3.63%, 03/31/2030	39,000	38,729
4.63%, 04/30/2031	55,000	57,122
2.75%, 08/15/2032	79,000	72,890
4.50%, 11/15/2033	3,000	3,082
4.00%, 02/15/2034	5,000	4,950
3.88%, 08/15/2034	55,000	53,724
4.50%, 02/15/2036	44,000	45,162
4.75%, 02/15/2037	74,000	77,093
1.38%, 11/15/2040	45,000	28,684
4.50%, 02/15/2044	237,000	229,094
2.38%, 11/15/2049	259,000	166,691
4.63%, 05/15/2054	242,000	235,156
TOTAL U.S. TREASURY SECURITIES (Cost $1,157,823)		1,151,094

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.25%(a)	11,605	$11,605
MSILF Government Portfolio - Class Institutional, 4.23%(a)	11,605	11,605
TOTAL SHORT-TERM INVESTMENTS (Cost $23,210)		23,210
TOTAL INVESTMENTS - 99.0% (Cost $1,181,033)		$1,174,304
Other Assets in Excess of Liabilities - 1.0%		11,603
TOTAL NET ASSETS - 100.0%		$1,185,907

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

19

LifeX 2056 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 87.8%
United States Treasury Inflation Indexed Bonds
2.13%, 04/15/2029	$99,565	$102,247
1.63%, 10/15/2029	224,292	227,100
0.13%, 07/15/2031	397,371	365,767
0.13%, 01/15/2032	77,536	70,284
1.13%, 01/15/2033	401,699	383,842
1.88%, 07/15/2034	556,158	556,940
2.13%, 01/15/2035	538,745	547,721
2.13%, 02/15/2040	635,238	627,496
0.75%, 02/15/2042	681,451	529,602
1.38%, 02/15/2044	386,782	325,063
0.88%, 02/15/2047	1,241,230	899,989
2.13%, 02/15/2054	1,765,444	1,616,968
2.38%, 02/15/2055	589,640	570,614
TOTAL U.S. TREASURY SECURITIES (Cost $6,852,396)		6,823,633

	Shares
SHORT-TERM INVESTMENTS - 11.6%
Treasury Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.25%(a)	48,845	48,845
MSILF Government Portfolio - Class Institutional, 4.23%(a)	48,845	48,845
		97,690

	Par	Value
U.S. Treasury Bills - 10.3%
4.20%, 10/02/2025(b)	$815,000	$806,110
TOTAL SHORT-TERM INVESTMENTS (Cost $904,193)		903,800
TOTAL INVESTMENTS - 99.4% (Cost $7,756,589)		$7,727,433
Other Assets in Excess of Liabilities - 0.6%		44,874
TOTAL NET ASSETS - 100.0%		$7,772,307

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

20

LifeX 2056 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$113,000	$105,681
4.25%, 02/28/2029	1,000	1,018
3.63%, 08/31/2029	193,000	192,088
3.63%, 03/31/2030	39,000	38,729
4.63%, 04/30/2031	167,000	173,445
2.75%, 08/15/2032	247,000	227,896
4.50%, 11/15/2033	3,000	3,082
4.00%, 02/15/2034	4,000	3,960
3.88%, 08/15/2034	213,000	208,058
4.50%, 02/15/2036	160,000	164,225
4.75%, 02/15/2037	161,000	167,729
1.38%, 11/15/2040	43,000	27,409
4.50%, 02/15/2044	602,000	581,918
2.38%, 11/15/2049	647,000	416,405
4.25%, 08/15/2054	707,000	645,966
TOTAL U.S. TREASURY SECURITIES (Cost $3,033,230)		2,957,609

	Shares	Value
SHORT-TERM INVESTMENTS - 1.3%
Treasury Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.25%(a)	20,398	$20,398
MSILF Government Portfolio - Class Institutional, 4.23%(a)	20,398	20,398
TOTAL SHORT-TERM INVESTMENTS (Cost $40,796)		40,796
TOTAL INVESTMENTS - 98.7% (Cost $3,074,026)		$2,998,405
Other Assets in Excess of Liabilities - 1.3%		38,779
TOTAL NET ASSETS - 100.0%		$3,037,184

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

21

LifeX 2057 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 95.9%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$65,073	$64,194
2.38%, 10/15/2028	70,172	72,802
1.63%, 10/15/2029	22,429	22,710
0.13%, 01/15/2030	33,665	31,773
0.13%, 01/15/2031	64,081	59,369
0.13%, 07/15/2031	16,757	15,424
0.13%, 01/15/2032	8,101	7,343
1.13%, 01/15/2033	110,925	105,994
2.13%, 01/15/2035	277,505	282,128
2.13%, 02/15/2040	216,693	214,052
0.88%, 02/15/2047	400,011	290,039
2.13%, 02/15/2054	139,020	127,328
2.38%, 02/15/2055	385,299	372,867
TOTAL U.S. TREASURY SECURITIES (Cost $1,657,186)		1,666,023

	Shares
SHORT-TERM INVESTMENTS - 3.5%
Treasury Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 4.25%(a)	23,568	23,568
MSILF Government Portfolio - Class Institutional, 4.23%(a)	23,568	23,568
		47,136

	Par	Value
U.S. Treasury Bills - 0.8%
4.24%, 07/31/2025(b)	$12,000	$11,958
4.20%, 11/28/2025(b)	2,000	1,965
		13,923
TOTAL SHORT-TERM INVESTMENTS (Cost $61,059)		61,059
TOTAL INVESTMENTS - 99.4% (Cost $1,718,245)		$1,727,082
Other Assets in Excess of Liabilities - 0.6%		11,180
TOTAL NET ASSETS - 100.0%		$1,738,262

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

22

LifeX 2057 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Notes/Bonds
4.50%, 05/15/2027	$12,000	$12,160
1.13%, 02/29/2028	58,000	54,244
3.63%, 08/31/2029	47,000	46,778
3.63%, 03/31/2030	37,000	36,743
4.63%, 04/30/2031	52,000	54,007
2.75%, 08/15/2032	74,000	68,276
4.50%, 11/15/2033	2,000	2,055
4.00%, 02/15/2034	4,000	3,960
3.88%, 08/15/2034	56,000	54,701
4.50%, 02/15/2036	80,000	82,112
4.75%, 02/15/2037	65,000	67,717
1.38%, 11/15/2040	44,000	28,046
4.50%, 02/15/2044	222,000	214,594
2.38%, 11/15/2049	229,000	147,383
4.25%, 08/15/2054	360,000	328,922
TOTAL U.S. TREASURY SECURITIES (Cost $1,198,466)		1,201,698

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.25%(a)	12,167	$12,167
MSILF Government Portfolio - Class Institutional, 4.23%(a)	12,167	12,167
TOTAL SHORT-TERM INVESTMENTS (Cost $24,334)		24,334
TOTAL INVESTMENTS - 98.7% (Cost $1,222,800)		$1,226,032
Other Assets in Excess of Liabilities - 1.3%		15,734
TOTAL NET ASSETS - 100.0%		$1,241,766

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

23

LifeX 2058 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 93.9%
United States Treasury Inflation Indexed Bonds
0.50%, 01/15/2028	$14,306	$14,039
2.38%, 10/15/2028	42,941	44,551
0.13%, 01/15/2030	58,602	55,309
0.13%, 01/15/2031	12,323	11,417
0.13%, 01/15/2032	68,278	61,892
2.13%, 01/15/2035	199,234	202,553
2.13%, 02/15/2040	75,694	74,772
1.38%, 02/15/2044	207,844	174,678
1.50%, 02/15/2053	172,670	136,932
2.38%, 02/15/2055	276,521	267,599
TOTAL U.S. TREASURY SECURITIES (Cost $1,051,092)		1,043,742

	Shares
SHORT-TERM INVESTMENTS - 5.5%
Treasury Money Market Funds - 2.3%
First American Government Obligations Fund - Class X, 4.25%(a)	12,849	12,849
MSILF Government Portfolio - Class Institutional, 4.23%(a)	12,849	12,849
		25,698

	Par	Value
U.S. Treasury Bills - 3.2%
4.13%, 07/01/2025(b)	$4,000	$4,000
4.22%, 07/31/2025(b)	4,000	3,986
4.29%, 09/02/2025(b)	4,000	3,970
4.20%, 10/02/2025(b)	5,000	4,946
4.22%, 10/30/2025(b)	4,000	3,944
4.23%, 11/28/2025(b)	4,000	3,931
4.10%, 01/22/2026(b)	6,000	5,864
4.06%, 05/14/2026(b)	5,000	4,831
		35,472
TOTAL SHORT-TERM INVESTMENTS (Cost $61,170)		61,170
TOTAL INVESTMENTS - 99.4% (Cost $1,112,262)		$1,104,912
Other Assets in Excess of Liabilities - 0.6%		6,724
TOTAL NET ASSETS - 100.0%		$1,111,636

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

24

LifeX 2058 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$57,000	$53,308
4.25%, 02/28/2029	4,000	4,072
3.63%, 08/31/2029	143,000	142,324
3.63%, 03/31/2030	39,000	38,729
4.63%, 04/30/2031	151,000	156,828
2.75%, 08/15/2032	221,000	203,907
4.50%, 11/15/2033	2,000	2,055
4.00%, 02/15/2034	4,000	3,960
3.88%, 08/15/2034	195,000	190,475
4.50%, 02/15/2036	176,000	180,648
4.75%, 02/15/2037	200,000	208,359
1.38%, 11/15/2040	39,000	24,860
4.50%, 02/15/2044	546,000	527,786
2.38%, 11/15/2049	529,000	340,461
4.25%, 08/15/2054	935,000	854,283
TOTAL U.S. TREASURY SECURITIES (Cost $3,039,092)		2,932,055

	Shares	Value
SHORT-TERM INVESTMENTS - 1.3%
Treasury Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.25%(a)	19,839	$19,839
MSILF Government Portfolio - Class Institutional, 4.23%(a)	19,839	19,839
TOTAL SHORT-TERM INVESTMENTS (Cost $39,678)		39,678
TOTAL INVESTMENTS - 98.7% (Cost $3,078,770)		$2,971,733
Other Assets in Excess of Liabilities - 1.3%		40,640
TOTAL NET ASSETS - 100.0%		$3,012,373

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

25

LifeX 2059 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 88.0%
United States Treasury Inflation Indexed Bonds
2.38%, 10/15/2028	$60,746	$63,023
1.63%, 10/15/2029	278,326	281,811
0.13%, 01/15/2030	37,406	35,304
0.13%, 01/15/2031	55,455	51,377
0.13%, 07/15/2031	171,157	157,544
0.13%, 01/15/2032	89,109	80,774
1.75%, 01/15/2034	444,578	440,818
2.13%, 01/15/2035	634,296	644,864
2.13%, 02/15/2040	109,831	108,492
0.75%, 02/15/2042	682,871	530,705
0.63%, 02/15/2043	623,699	463,791
1.38%, 02/15/2044	115,622	97,172
1.50%, 02/15/2053	1,278,840	1,014,155
2.13%, 02/15/2054	722,275	661,530
2.38%, 02/15/2055	1,242,310	1,202,226
TOTAL U.S. TREASURY SECURITIES (Cost $6,026,860)		5,833,586

	Shares
SHORT-TERM INVESTMENTS - 11.4%
Treasury Money Market Funds - 2.4%
First American Government Obligations Fund - Class X, 4.25%(a)	81,201	81,201
MSILF Government Portfolio - Class Institutional, 4.23%(a)	81,201	81,201
		162,402

	Par	Value
U.S. Treasury Bills - 9.0%
4.13%, 07/01/2025(b)	$24,000	$24,000
4.23%, 07/31/2025(b)	24,000	23,917
4.24%, 08/28/2025(b)	9,000	8,938
4.29%, 09/02/2025(b)	24,000	23,821
4.20%, 10/02/2025(b)	360,000	356,073
4.22%, 10/30/2025(b)	23,000	22,677
4.10%, 01/22/2026(b)	138,000	134,867
		594,293
TOTAL SHORT-TERM INVESTMENTS (Cost $756,899)		756,695
TOTAL INVESTMENTS - 99.4% (Cost $6,783,759)		$6,590,281
Other Assets in Excess of Liabilities - 0.6%		39,579
TOTAL NET ASSETS - 100.0%		$6,629,860

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

26

LifeX 2059 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$40,000	$37,409
3.63%, 08/31/2029	36,000	35,830
3.63%, 03/31/2030	30,000	29,791
4.63%, 04/30/2031	43,000	44,660
2.75%, 08/15/2032	62,000	57,205
4.50%, 11/15/2033	3,000	3,082
4.00%, 02/15/2034	3,000	2,970
3.88%, 08/15/2034	46,000	44,933
4.50%, 02/15/2036	61,000	62,611
4.75%, 02/15/2037	86,000	89,595
1.38%, 11/15/2040	36,000	22,947
4.50%, 02/15/2044	185,000	178,829
2.38%, 11/15/2049	159,000	102,331
4.25%, 08/15/2054	418,000	381,915
TOTAL U.S. TREASURY SECURITIES (Cost $1,103,885)		1,094,108

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.25%(a)	11,383	$11,383
MSILF Government Portfolio - Class Institutional, 4.23%(a)	11,383	11,383
TOTAL SHORT-TERM INVESTMENTS (Cost $22,766)		22,766
TOTAL INVESTMENTS - 98.7% (Cost $1,126,651)		$1,116,874
Other Assets in Excess of Liabilities - 1.3%		15,199
TOTAL NET ASSETS - 100.0%		$1,132,073

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

27

LifeX 2060 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 81.7%
United States Treasury Inflation Indexed Bonds
2.38%, 10/15/2028	$17,805	$18,472
0.13%, 01/15/2030	38,652	36,480
0.13%, 01/15/2031	23,414	21,693
0.13%, 07/15/2031	26,332	24,238
0.13%, 01/15/2032	28,932	26,225
1.13%, 01/15/2033	99,078	94,674
1.88%, 07/15/2034	212,649	212,948
2.13%, 02/15/2040	69,757	68,907
0.63%, 02/15/2043	620,909	461,716
2.13%, 02/15/2054	1,664,054	1,524,104
TOTAL U.S. TREASURY SECURITIES (Cost $2,561,279)		2,489,457

	Shares
SHORT-TERM INVESTMENTS - 17.7%
Treasury Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.25%(a)	9,918	9,918
MSILF Government Portfolio - Class Institutional, 4.23%(a)	9,918	9,918
		19,836

	Par	Value
U.S. Treasury Bills - 17.0%
4.20%, 10/02/2025(b)	$526,000	$520,263
TOTAL SHORT-TERM INVESTMENTS (Cost $540,352)		540,099
TOTAL INVESTMENTS - 99.4% (Cost $3,101,631)		$3,029,556
Other Assets in Excess of Liabilities - 0.6%		17,265
TOTAL NET ASSETS - 100.0%		$3,046,821

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

28

LifeX 2060 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
4.25%, 02/28/2029	$3,000	$3,054
3.63%, 08/31/2029	95,000	94,551
3.63%, 03/31/2030	40,000	39,722
4.13%, 03/31/2031	6,000	6,077
4.63%, 04/30/2031	131,000	136,056
2.75%, 08/15/2032	204,000	188,222
4.50%, 11/15/2033	4,000	4,110
4.00%, 02/15/2034	3,000	2,970
3.88%, 08/15/2034	183,000	178,754
4.50%, 02/15/2036	159,000	163,199
4.75%, 02/15/2037	229,000	238,571
1.38%, 11/15/2040	33,000	21,035
4.50%, 02/15/2044	510,000	492,987
2.38%, 11/15/2049	425,000	273,527
4.25%, 08/15/2054	1,145,000	1,046,154
TOTAL U.S. TREASURY SECURITIES (Cost $3,024,608)		2,888,989

	Shares	Value
SHORT-TERM INVESTMENTS - 1.2%
Treasury Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 4.25%(a)	18,520	$18,520
MSILF Government Portfolio - Class Institutional, 4.23%(a)	18,520	18,520
TOTAL SHORT-TERM INVESTMENTS (Cost $37,040)		37,040
TOTAL INVESTMENTS - 98.6% (Cost $3,061,648)		$2,926,029
Other Assets in Excess of Liabilities - 1.4%		42,040
TOTAL NET ASSETS - 100.0%		$2,968,069

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

29

LifeX 2061 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 82.2%
United States Treasury Inflation Indexed Bonds
1.63%, 10/15/2029	$101,951	$103,227
0.13%, 01/15/2031	1,232	1,142
0.13%, 07/15/2031	14,363	13,221
0.13%, 01/15/2032	8,101	7,343
1.13%, 01/15/2033	50,616	48,366
1.88%, 07/15/2034	152,330	152,544
2.13%, 01/15/2035	396,435	403,040
2.13%, 02/15/2040	108,347	107,026
0.75%, 02/15/2042	468,498	364,101
0.63%, 02/15/2043	436,729	324,757
1.38%, 02/15/2044	37,164	31,234
2.13%, 02/15/2054	1,725,724	1,580,588
2.38%, 02/15/2055	1,240,276	1,200,258
TOTAL U.S. TREASURY SECURITIES (Cost $4,351,750)		4,336,847

	Shares
SHORT-TERM INVESTMENTS - 17.2%
Treasury Money Market Funds - 2.1%
First American Government Obligations Fund - Class X, 4.25%(a)	56,612	56,612
MSILF Government Portfolio - Class Institutional, 4.23%(a)	56,612	56,612
		113,224

	Par	Value
U.S. Treasury Bills - 15.1%
4.13%, 07/01/2025(b)	$18,000	$18,000
4.22%, 07/31/2025(b)	18,000	17,938
4.29%, 09/02/2025(b)	18,000	17,866
4.20%, 10/02/2025(b)	583,000	576,641
4.22%, 10/30/2025(b)	18,000	17,747
4.23%, 11/28/2025(b)	18,000	17,691
4.06%, 05/14/2026(b)	134,000	129,477
		795,360
TOTAL SHORT-TERM INVESTMENTS (Cost $908,768)		908,584
TOTAL INVESTMENTS - 99.4% (Cost $5,260,518)		$5,245,431
Other Assets in Excess of Liabilities - 0.6%		33,957
TOTAL NET ASSETS - 100.0%		$5,279,388

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

30

LifeX 2061 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.3%
United States Treasury Notes/Bonds
4.25%, 02/28/2029	$3,000	$3,054
3.63%, 08/31/2029	47,000	46,778
3.63%, 03/31/2030	45,000	44,687
4.13%, 03/31/2031	6,000	6,078
4.63%, 04/30/2031	125,000	129,824
2.75%, 08/15/2032	204,000	188,222
4.50%, 11/15/2033	2,000	2,055
4.00%, 02/15/2034	3,000	2,970
3.88%, 08/15/2034	187,000	182,661
4.50%, 02/15/2036	155,000	159,093
4.75%, 02/15/2037	230,000	239,613
1.38%, 11/15/2040	32,000	20,398
4.50%, 02/15/2044	515,000	497,820
2.38%, 11/15/2049	393,000	252,932
4.25%, 08/15/2054	1,273,000	1,163,104
TOTAL U.S. TREASURY SECURITIES (Cost $3,090,150)		2,939,289

	Shares	Value
SHORT-TERM INVESTMENTS - 1.3%
Treasury Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.25%(a)	19,492	$19,492
MSILF Government Portfolio - Class Institutional, 4.23%(a)	19,492	19,492
TOTAL SHORT-TERM INVESTMENTS (Cost $38,984)		38,984
TOTAL INVESTMENTS - 98.6% (Cost $3,129,134)		$2,978,273
Other Assets in Excess of Liabilities - 1.4%		43,479
TOTAL NET ASSETS - 100.0%		$3,021,752

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

31

LifeX 2062 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 82.0%
United States Treasury Inflation Indexed Bonds
2.13%, 01/15/2035	$82,337	$83,708
2.13%, 02/15/2040	53,431	52,780
1.38%, 02/15/2044	89,469	75,193
2.38%, 02/15/2055	402,582	389,592
TOTAL U.S. TREASURY SECURITIES (Cost $596,382)		601,273

	Shares
SHORT-TERM INVESTMENTS - 17.3%
Treasury Money Market Funds - 4.7%
First American Government Obligations Fund - Class X, 4.25%(a)	17,093	17,093
MSILF Government Portfolio - Class Institutional, 4.23%(a)	17,093	17,093
		34,186

	Par	Value
U.S. Treasury Bills - 12.6%
4.13%, 07/01/2025(b)	$6,000	$6,000
4.23%, 07/31/2025(b)	6,000	5,979
4.24%, 08/28/2025(b)	4,000	3,972
4.29%, 09/02/2025(b)	6,000	5,955
4.20%, 10/02/2025(b)	21,000	20,771
4.22%, 10/30/2025(b)	6,000	5,916
4.23%, 11/28/2025(b)	6,000	5,897
4.02%, 01/22/2026(b)	19,000	18,569
4.06%, 05/14/2026(b)	20,000	19,325
		92,384
TOTAL SHORT-TERM INVESTMENTS (Cost $126,577)		126,570
TOTAL INVESTMENTS - 99.3% (Cost $722,959)		$727,843
Other Assets in Excess of Liabilities - 0.7%		5,388
TOTAL NET ASSETS - 100.0%		$733,231

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

32

LifeX 2062 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.8%
United States Treasury Notes/Bonds
3.63%, 08/31/2029	$21,000	$20,901
3.63%, 03/31/2030	24,000	23,833
4.13%, 03/31/2031	6,000	6,078
4.63%, 04/30/2031	30,000	31,158
2.75%, 08/15/2032	54,000	49,823
4.50%, 11/15/2033	3,000	3,082
4.00%, 02/15/2034	2,000	1,980
3.88%, 08/15/2034	41,000	40,049
4.50%, 02/15/2036	50,000	51,320
4.75%, 02/15/2037	77,000	80,218
1.38%, 11/15/2040	29,000	18,485
4.50%, 02/15/2044	164,000	158,529
2.38%, 11/15/2049	89,000	57,280
4.25%, 08/15/2054	490,000	447,699
TOTAL U.S. TREASURY SECURITIES (Cost $994,746)		990,435

	Shares	Value
SHORT-TERM INVESTMENTS - 1.8%
Treasury Money Market Funds - 1.8%
First American Government Obligations Fund - Class X, 4.25%(a)	9,023	$9,023
MSILF Government Portfolio - Class Institutional, 4.23%(a)	9,023	9,023
TOTAL SHORT-TERM INVESTMENTS (Cost $18,046)		18,046
TOTAL INVESTMENTS - 98.6% (Cost $1,012,792)		$1,008,481
Other Assets in Excess of Liabilities - 1.4%		14,834
TOTAL NET ASSETS - 100.0%		$1,023,315

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

33

LifeX 2063 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 80.2%
United States Treasury Inflation Indexed Bonds
2.13%, 01/15/2035	$408,633	$415,441
2.13%, 02/15/2040	356,208	351,866
1.38%, 02/15/2044	601,509	505,526
2.38%, 02/15/2055	3,678,131	3,559,454
TOTAL U.S. TREASURY SECURITIES (Cost $4,728,389)		4,832,287

	Shares
SHORT-TERM INVESTMENTS - 19.1%
Treasury Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 4.25%(a)	76,927	76,927
MSILF Government Portfolio - Class Institutional, 4.23%(a)	76,927	76,927
		153,854

	Par	Value
U.S. Treasury Bills - 16.5%
4.25%, 07/31/2025(b)	$17,000	$16,942
4.20%, 11/28/2025(b)	488,000	479,619
4.10%, 01/22/2026(b)	509,000	497,444
		994,005
TOTAL SHORT-TERM INVESTMENTS (Cost $1,148,095)		1,147,859
TOTAL INVESTMENTS - 99.3% (Cost $5,876,484)		$ 5,980,146
Other Assets in Excess of Liabilities - 0.7%		42,533
TOTAL NET ASSETS - 100.0%		$ 6,022,679

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

34

LifeX 2063 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.5%
United States Treasury Notes/Bonds
3.63%, 08/31/2029	$10,000	$9,953
3.63%, 03/31/2030	22,000	21,847
4.13%, 03/31/2031	6,000	6,078
4.63%, 04/30/2031	27,000	28,042
2.75%, 08/15/2032	52,000	47,978
4.50%, 11/15/2033	3,000	3,082
4.00%, 02/15/2034	2,000	1,980
3.88%, 08/15/2034	40,000	39,072
4.50%, 02/15/2036	49,000	50,294
4.75%, 02/15/2037	76,000	79,177
1.38%, 11/15/2040	27,000	17,210
4.50%, 02/15/2044	171,000	165,295
2.38%, 11/15/2049	75,000	48,269
4.25%, 08/15/2054	531,000	485,160
TOTAL U.S. TREASURY SECURITIES (Cost $1,013,384)		1,003,437

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.25%(a)	10,573	$10,573
MSILF Government Portfolio - Class Institutional, 4.23%(a)	10,573	10,573
TOTAL SHORT-TERM INVESTMENTS (Cost $21,146)		21,146
TOTAL INVESTMENTS - 98.5% (Cost $1,034,530)		$1,024,583
Other Assets in Excess of Liabilities - 1.5%		15,319
TOTAL NET ASSETS - 100.0%		$1,039,902

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

35

LifeX 2064 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 80.0%
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	$22,263	$21,991
1.38%, 02/15/2044	108,740	91,388
2.13%, 02/15/2054	1,403,784	1,285,724
TOTAL U.S. TREASURY SECURITIES (Cost $1,394,988)		1,399,103

	Shares
SHORT-TERM INVESTMENTS - 19.3%
Treasury Money Market Funds - 2.4%
First American Government Obligations Fund - Class X, 4.25%(a)	20,690	20,690
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.23%(a)	20,690	20,690
		41,380

	Par	Value
U.S. Treasury Bills - 16.9%
4.24%, 07/31/2025(b)	$5,000	$4,983
4.24%, 08/28/2025(b)	4,000	3,972
4.14%, 10/02/2025(b)	4,000	3,956
4.03%, 01/22/2026(b)	291,000	284,393
		297,304
TOTAL SHORT-TERM INVESTMENTS (Cost $338,833)		338,684
TOTAL INVESTMENTS - 99.3% (Cost $1,733,821)		$1,737,787
Other Assets in Excess of Liabilities - 0.7%		11,722
TOTAL NET ASSETS - 100.0%		$1,749,509

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

36

LifeX 2064 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.3%
United States Treasury Notes/Bonds
4.13%, 10/31/2029	$20,000	$20,292
4.13%, 10/31/2031	90,000	90,963
4.50%, 02/15/2036	5,000	5,132
4.75%, 02/15/2037	45,000	46,881
4.50%, 02/15/2044	133,000	128,563
2.38%, 11/15/2049	81,000	52,131
4.25%, 08/15/2054	372,000	339,886
TOTAL U.S. TREASURY SECURITIES (Cost $678,666)		683,848

	Shares	Value
SHORT-TERM INVESTMENTS - 1.3%
Treasury Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.25%(a)	4,715	$4,715
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.23%(a)	4,715	4,715
TOTAL SHORT-TERM INVESTMENTS (Cost $9,430)		9,430
TOTAL INVESTMENTS - 98.6% (Cost $688,096)		$693,278
Other Assets in Excess of Liabilities - 1.4%		9,978
TOTAL NET ASSETS - 100.0%		$703,256

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

37

LifeX 2065 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 77.5%
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	$8,905	$8,797
1.38%, 02/15/2044	49,552	41,645
2.13%, 02/15/2054	807,986	740,033
TOTAL U.S. TREASURY SECURITIES (Cost $791,565)		790,475

	Shares
SHORT-TERM INVESTMENTS - 21.8%
Treasury Money Market Funds - 2.1%
First American Government Obligations Fund - Class X, 4.25%(a)	10,492	10,492
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.23%(a)	10,492	10,492
		20,984

	Par	Value
U.S. Treasury Bills - 19.7%
4.25%, 07/31/2025(b)	$3,000	$2,989
4.20%, 11/28/2025(b)	52,000	51,107
4.10%, 01/22/2026(b)	151,000	147,571
		201,667
TOTAL SHORT-TERM INVESTMENTS (Cost $222,696)		222,651
TOTAL INVESTMENTS - 99.3% (Cost $1,014,261)		$1,013,126
Other Assets in Excess of Liabilities - 0.7%		6,637
TOTAL NET ASSETS - 100.0%		$1,019,763

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

38

LifeX 2065 Longevity Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.2%
United States Treasury Notes/Bonds
4.13%, 10/31/2031	$100,000	$101,071
4.75%, 02/15/2037	45,000	46,881
4.50%, 02/15/2044	139,000	134,363
2.38%, 11/15/2049	74,000	47,626
4.25%, 08/15/2054	397,000	362,728
TOTAL U.S. TREASURY SECURITIES (Cost $688,240)		692,669

	Shares	Value
SHORT-TERM INVESTMENTS - 1.4%
Treasury Money Market Funds - 1.4%
First American Government Obligations Fund - Class X, 4.25%(a)	5,013	$5,013
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.23%(a)	5,013	5,013
TOTAL SHORT-TERM INVESTMENTS (Cost $10,026)		10,026
TOTAL INVESTMENTS - 98.6% (Cost $698,266)		$702,695
Other Assets in Excess of Liabilities - 1.4%		10,303
TOTAL NET ASSETS - 100.0%		$712,998

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

39

LifeX Durable Income ETF
Schedule of Investments
As of June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.3%
United States Treasury Notes/Bonds
4.63%, 04/30/2031	$13,000	$13,502
2.75%, 08/15/2032	32,000	29,525
4.00%, 02/15/2034	1,000	990
3.88%, 08/15/2034	35,000	34,188
4.50%, 02/15/2036	30,000	30,792
4.75%, 02/15/2037	48,000	50,006
1.38%, 11/15/2040	31,000	19,760
4.50%, 02/15/2044	116,000	112,131
2.38%, 11/15/2049	55,000	35,398
4.25%, 08/15/2054	402,000	367,296
TOTAL U.S. TREASURY SECURITIES (Cost $696,135)		693,588

	Shares	Value
SHORT-TERM INVESTMENTS - 1.2%
Treasury Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 4.25%(a)	4,183	$4,183
MSILF Government Portfolio - Class Institutional, 4.23%(a)	4,183	4,183
TOTAL SHORT-TERM INVESTMENTS (Cost $8,366)		8,366
TOTAL INVESTMENTS - 98.5% (Cost $704,501)		$701,954
Other Assets in Excess of Liabilities - 1.5%		10,807
TOTAL NET ASSETS - 100.0%		$712,761

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

40

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	LifeX 2035 Term Income ETF	LifeX 2040 Term Income ETF	LifeX 2045 Term Income ETF	LifeX 2048 Inflation- Protected Longevity Income ETF	LifeX 2048 Longevity Income ETF
ASSETS:
Investments, at value	$269,206,913	$765,250	$1,044,263	$1,701,126	$1,183,934
Interest and dividends receivable	2,672,145	8,289	12,877	10,232	15,037
Total assets	271,879,058	773,539	1,057,140	1,711,358	1,198,971
LIABILITIES:
Payable to adviser	55,367	157	214	615	411
Total liabilities	55,367	157	214	615	411
NET ASSETS	$ 271,823,691	$773,382	$1,056,926	$1,710,743	$1,198,560
Net Assets Consists of:
Paid-in capital	$280,635,296	$795,352	$1,098,539	$2,038,045	$1,740,469
Total accumulated losses	(8,811,605)	(21,970)	(41,613)	(327,302)	(541,909)
Total net assets	$ 271,823,691	$773,382	$1,056,926	$1,710,743	$1,198,560
Net assets	$271,823,691	$773,382	$1,056,926	$1,710,743	$1,198,560
Shares issued and outstanding(a)	3,121,176	6,634	7,634	10,997	10,095
Net asset value per share	$87.09	$116.58	$138.45	$155.56	$118.73
Cost:
Investments, at cost	$264,218,996	$756,192	$1,046,963	$1,709,604	$1,172,366

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

41

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	LifeX 2049 Inflation- Protected Longevity Income ETF	LifeX 2049 Longevity Income ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF	LifeX 2051 Inflation- Protected Longevity Income ETF
ASSETS:
Investments, at value	$1,465,265	$1,464,109	$3,740,695	$1,266,039	$1,591,901
Interest and dividends receivable	8,507	17,829	19,844	14,676	8,947
Total assets	1,473,772	1,481,938	3,760,539	1,280,715	1,600,848
LIABILITIES:
Payable to adviser	476	467	764	423	505
Total liabilities	476	467	764	423	505
NET ASSETS	$ 1,473,296	$1,481,471	$3,759,775	$1,280,292	$1,600,343
Net Assets Consists of:
Paid-in capital	$1,745,425	$2,052,242	$4,007,601	$1,770,963	$1,923,240
Total accumulated losses	(281,129)	(570,771)	(247,826)	(490,671)	(322,897)
Total net assets	$ 1,473,296	$1,481,471	$3,759,775	$1,280,292	$1,600,343
Net assets	$1,473,296	$1,481,471	$3,759,775	$1,280,292	$1,600,343
Shares issued and outstanding(a)	8,998	11,997	21,997	9,995	8,998
Net asset value per share	$163.74	$123.49	$170.92	$128.09	$177.86
Cost:
Investments, at cost	$1,492,390	$1,453,107	$3,886,680	$1,258,219	$1,657,243

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

42

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	LifeX 2051 Longevity Income ETF	LifeX 2052 Inflation- Protected Longevity Income ETF	LifeX 2052 Longevity Income ETF	LifeX 2053 Inflation- Protected Longevity Income ETF	LifeX 2053 Longevity Income ETF
ASSETS:
Investments, at value	$1,310,251	$1,653,076	$946,880	$3,048,290	$1,950,027
Interest and dividends receivable	14,571	9,309	10,093	15,212	20,742
Total assets	1,324,822	1,662,385	956,973	3,063,502	1,970,769
LIABILITIES:
Payable to adviser	429	512	438	621	641
Total liabilities	429	512	438	621	641
NET ASSETS	$ 1,324,393	$1,661,873	$956,535	$3,062,881	$1,970,128
Net Assets Consists of:
Paid-in capital	$1,851,919	$2,030,951	$1,551,196	$3,379,502	$2,509,065
Total accumulated losses	(527,526)	(369,078)	(594,661)	(316,621)	(538,937)
Total net assets	$ 1,324,393	$1,661,873	$956,535	$3,062,881	$1,970,128
Net assets	$1,324,393	$1,661,873	$956,535	$3,062,881	$1,970,128
Shares issued and outstanding(a)	9,997	8,998	6,997	15,998	13,997
Net asset value per share	$132.48	$184.69	$136.71	$191.45	$140.75
Cost:
Investments, at cost	$1,300,644	$1,747,565	$938,313	$3,220,195	$1,932,775

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

43

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	LifeX 2054 Inflation- Protected Longevity Income ETF	LifeX 2054 Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF	LifeX 2055 Longevity Income ETF	LifeX 2056 Inflation- Protected Longevity Income ETF
ASSETS:
Investments, at value	$2,364,923	$715,858	$3,054,083	$1,174,304	$7,727,433
Interest and dividends receivable	13,636	7,206	15,306	12,003	46,444
Total assets	2,378,559	723,064	3,069,389	1,186,307	7,773,877
LIABILITIES:
Payable to adviser	656	378	622	400	1,570
Total liabilities	656	378	622	400	1,570
NET ASSETS	$ 2,377,903	$722,686	$3,068,767	$1,185,907	$7,772,307
Net Assets Consists of:
Paid-in capital	$2,793,199	$1,320,693	$3,422,192	$1,730,893	$8,211,071
Total accumulated losses	(415,296)	(598,007)	(353,425)	(544,986)	(438,764)
Total net assets	$ 2,377,903	$722,686	$3,068,767	$1,185,907	$7,772,307
Net assets	$2,377,903	$722,686	$3,068,767	$1,185,907	$7,772,307
Shares issued and outstanding(a)	11,996	4,998	14,997	7,997	36,999
Net asset value per share	$198.22	$144.60	$204.63	$148.29	$210.07
Cost:
Investments, at cost	$2,504,879	$714,845	$3,252,233	$1,181,033	$7,756,589

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

44

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	LifeX 2056 Longevity Income ETF	LifeX 2057 Inflation- Protected Longevity Income ETF	LifeX 2057 Longevity Income ETF	LifeX 2058 Inflation- Protected Longevity Income ETF	LifeX 2058 Longevity Income ETF
ASSETS:
Investments, at value	$2,998,405	$1,727,082	$1,226,032	$1,104,912	$2,971,733
Interest and dividends receivable	39,394	11,708	16,152	7,928	41,250
Total assets	3,037,799	1,738,790	1,242,184	1,112,840	3,012,983
LIABILITIES:
Payable to adviser	615	528	418	1,204	610
Total liabilities	615	528	418	1,204	610
NET ASSETS	$ 3,037,184	$1,738,262	$1,241,766	$1,111,636	$3,012,373
Net Assets Consists of:
Paid-in capital	$3,526,469	$2,206,851	$1,837,168	$1,582,386	$3,521,187
Total accumulated losses	(489,285)	(468,589)	(595,402)	(470,750)	(508,814)
Total net assets	$ 3,037,184	$1,738,262	$1,241,766	$1,111,636	$3,012,373
Net assets	$3,037,184	$1,738,262	$1,241,766	$1,111,636	$3,012,373
Shares issued and outstanding(a)	19,997	7,997	7,998	4,998	18,997
Net asset value per share	$151.88	$217.36	$155.26	$222.42	$158.57
Cost:
Investments, at cost	$3,074,026	$1,718,245	$1,222,800	$1,112,262	$3,078,770

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

45

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	LifeX 2059 Inflation- Protected Longevity Income ETF	LifeX 2059 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2061 Inflation- Protected Longevity Income ETF
ASSETS:
Investments, at value	$6,590,281	$1,116,874	$3,029,556	$2,926,029	$5,245,431
Interest and dividends receivable	40,922	15,591	17,882	42,641	35,027
Total assets	6,631,203	1,132,465	3,047,438	2,968,670	5,280,458
LIABILITIES:
Payable to adviser	1,343	392	617	601	1,070
Total liabilities	1,343	392	617	601	1,070
NET ASSETS	$ 6,629,860	$1,132,073	$3,046,821	$2,968,069	$5,279,388
Net Assets Consists of:
Paid-in capital	$7,067,282	$1,780,255	$3,504,920	$3,494,755	$5,689,794
Total accumulated losses	(437,422)	(648,182)	(458,099)	(526,686)	(410,406)
Total net assets	$ 6,629,860	$1,132,073	$3,046,821	$2,968,069	$5,279,388
Net assets	$6,629,860	$1,132,073	$3,046,821	$2,968,069	$5,279,388
Shares issued and outstanding(a)	28,997	6,998	12,999	17,997	21,998
Net asset value per share	$228.64	$161.77	$234.39	$164.92	$239.99
Cost:
Investments, at cost	$6,783,759	$1,126,651	$3,101,631	$3,061,648	$5,260,518

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

46

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	LifeX 2061 Longevity Income ETF	LifeX 2062 Inflation- Protected Longevity Income ETF	LifeX 2062 Longevity Income ETF	LifeX 2063 Inflation- Protected Longevity Income ETF	LifeX 2063 Longevity Income ETF
ASSETS:
Investments, at value	$2,978,273	$727,843	$1,008,481	$5,980,146	$1,024,583
Interest and dividends receivable	44,090	6,496	15,201	43,922	15,692
Total assets	3,022,363	734,339	1,023,682	6,024,068	1,040,275
LIABILITIES:
Payable to adviser	611	1,108	367	1,389	373
Total liabilities	611	1,108	367	1,389	373
NET ASSETS	$ 3,021,752	$733,231	$1,023,315	$6,022,679	$1,039,902
Net Assets Consists of:
Paid-in capital	$3,568,466	$1,334,807	$1,631,807	$6,754,929	$1,694,530
Total accumulated losses	(546,714)	(601,576)	(608,492)	(732,250)	(654,628)
Total net assets	$ 3,021,752	$733,231	$1,023,315	$6,022,679	$1,039,902
Net assets	$3,021,752	$733,231	$1,023,315	$6,022,679	$1,039,902
Shares issued and outstanding(a)	17,998	2,998	5,996	23,995	5,997
Net asset value per share	$167.89	$244.57	$170.67	$251.00	$173.40
Cost:
Investments, at cost	$3,129,134	$722,959	$1,012,792	$5,876,484	$1,034,530

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

47

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	LifeX 2064 Inflation- Protected Longevity Income ETF	LifeX 2064 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF	LifeX 2065 Longevity Income ETF	LifeX Durable Income ETF
ASSETS:
Investments, at value	$1,737,787	$693,278	$1,013,126	$702,695	$701,954
Interest and dividends receivable	12,076	10,120	6,843	10,447	10,951
Total assets	1,749,863	703,398	1,019,969	713,142	712,905
LIABILITIES:
Payable to adviser	354	142	206	144	144
Total liabilities	354	142	206	144	144
NET ASSETS	$ 1,749,509	$703,256	$1,019,763	$712,998	$712,761
Net Assets Consists of:
Paid-in capital	$1,686,448	$729,295	$1,028,076	$740,332	$872,868
Total distributable earnings/ (accumulated losses)	63,061	(26,039)	(8,313)	(27,334)	(160,107)
Total net assets	$ 1,749,509	$703,256	$1,019,763	$712,998	$712,761
Net assets	$1,749,509	$703,256	$1,019,763	$712,998	$712,761
Shares issued and outstanding(a)	6,998	3,997	3,998	3,998	3,998
Net asset value per share	$250.00	$175.95	$255.07	$178.34	$178.28
Cost:
Investments, at cost	$1,733,821	$688,096	$1,014,261	$698,266	$704,501

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

48

Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	LifeX 2035 Term Income ETF(a)	LifeX 2040 Term Income ETF(a)	LifeX 2045 Term Income ETF(a)	LifeX 2048 Inflation- Protected Longevity Income ETF	LifeX 2048 Longevity Income ETF
INVESTMENT INCOME:
Interest income	$5,094,619	$12,220	$16,084	$106,786	$89,752
Dividend income	109,400	144	216	1,836	1,372
Total investment income	5,204,019	12,364	16,300	108,622	91,124
EXPENSES:
Investment advisory fee	297,172	709	909	5,990	6,847
Total expenses	297,172	709	909	5,990	6,847
Net investment income	4,906,847	11,655	15,391	102,632	84,277
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,308,860	5,014	5,742	(211,467)	(77,919)
In-kind transactions	—	—	—	—	2,101
Net realized gain (loss)	2,308,860	5,014	5,742	(211,467)	(75,818)
Net change in unrealized appreciation (depreciation) on:
Investments	4,987,917	9,058	(2,700)	186,737	123,204
Net change in unrealized appreciation (depreciation)	4,987,917	9,058	(2,700)	186,737	123,204
Net realized and unrealized gain (loss)	7,296,777	14,072	3,042	(24,730)	47,386
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 12,203,624	$25,727	$18,433	$77,902	$131,663

(a)	The Fund commenced operations on January 3, 2025.
The accompanying notes are an integral part of these financial statements.

49

Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	LifeX 2049 Inflation- Protected Longevity Income ETF	LifeX 2049 Longevity Income ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF	LifeX 2051 Inflation- Protected Longevity Income ETF
INVESTMENT INCOME:
Interest income	$91,358	$79,770	$91,470	$70,826	$88,964
Dividend income	995	1,262	1,397	1,143	1,125
Total investment income	92,353	81,032	92,867	71,969	90,089
EXPENSES:
Investment advisory fee	5,318	5,931	5,214	5,239	5,089
Total expenses	5,318	5,931	5,214	5,239	5,089
Net investment income	87,035	75,101	87,653	66,730	85,000
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(149,543)	(95,241)	1,118	(91,331)	(134,960)
Net realized gain (loss)	(149,543)	(95,241)	1,118	(91,331)	(134,960)
Net change in unrealized appreciation (depreciation) on:
Investments	154,614	111,653	41,814	98,731	125,638
Net change in unrealized appreciation (depreciation)	154,614	111,653	41,814	98,731	125,638
Net realized and unrealized gain (loss)	5,071	16,412	42,932	7,400	(9,322)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,106	$91,513	$130,585	$74,130	$75,678

The accompanying notes are an integral part of these financial statements.

50

Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	LifeX 2051 Longevity Income ETF	LifeX 2052 Inflation- Protected Longevity Income ETF	LifeX 2052 Longevity Income ETF	LifeX 2053 Inflation- Protected Longevity Income ETF	LifeX 2053 Longevity Income ETF
INVESTMENT INCOME:
Interest income	$75,042	$95,066	$82,454	$84,202	$76,462
Dividend income	1,234	1,021	1,400	790	1,314
Total investment income	76,276	96,087	83,854	84,992	77,776
EXPENSES:
Investment advisory fee	5,567	5,308	6,123	4,837	5,389
Total expenses	5,567	5,308	6,123	4,837	5,389
Net investment income	70,709	90,779	77,731	80,155	72,387
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(119,921)	(136,017)	(157,179)	104	(176,572)
Net realized gain (loss)	(119,921)	(136,017)	(157,179)	104	(176,572)
Net change in unrealized appreciation (depreciation) on:
Investments	129,066	110,528	154,610	33,057	161,781
Net change in unrealized appreciation (depreciation)	129,066	110,528	154,610	33,057	161,781
Net realized and unrealized gain (loss)	9,145	(25,489)	(2,569)	33,161	(14,791)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,854	$65,290	$75,162	$113,316	$57,596

The accompanying notes are an integral part of these financial statements.

51

Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	LifeX 2054 Inflation- Protected Longevity Income ETF	LifeX 2054 Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF	LifeX 2055 Longevity Income ETF	LifeX 2056 Inflation- Protected Longevity Income ETF
INVESTMENT INCOME:
Interest income	$108,990	$71,816	$85,823	$72,325	$150,583
Dividend income	1,135	1,265	400	1,219	1,899
Total investment income	110,125	73,081	86,223	73,544	152,482
EXPENSES:
Investment advisory fee	6,054	5,324	4,857	5,295	8,443
Total expenses	6,054	5,324	4,857	5,295	8,443
Net investment income	104,071	67,757	81,366	68,249	144,039
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(95,453)	(209,500)	915	(151,756)	(97,766)
In-kind transactions	—	—	—	—	(5,785)
Net realized gain (loss)	(95,453)	(209,500)	915	(151,756)	(103,551)
Net change in unrealized appreciation (depreciation) on:
Investments	85,065	191,231	27,141	149,116	177,053
Net change in unrealized appreciation (depreciation)	85,065	191,231	27,141	149,116	177,053
Net realized and unrealized gain (loss)	(10,388)	(18,269)	28,056	(2,640)	73,502
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,683	$49,488	$109,422	$65,609	$217,541

The accompanying notes are an integral part of these financial statements.

52

Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	LifeX 2056 Longevity Income ETF	LifeX 2057 Inflation- Protected Longevity Income ETF	LifeX 2057 Longevity Income ETF	LifeX 2058 Inflation- Protected Longevity Income ETF	LifeX 2058 Longevity Income ETF
INVESTMENT INCOME:
Interest income	$66,464	$95,319	$75,976	$120,827	$66,025
Dividend income	1,092	1,812	1,250	2,089	1,083
Total investment income	67,556	97,131	77,226	122,916	67,108
EXPENSES:
Investment advisory fee	4,830	5,478	5,549	6,592	4,792
Total expenses	4,830	5,478	5,549	6,592	4,792
Net investment income	62,726	91,653	71,677	116,324	62,316
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(48,723)	(266,726)	(191,325)	(315,922)	(35,405)
In-kind transactions	—	—	—	33,720	—
Net realized gain (loss)	(48,723)	(266,726)	(191,325)	(282,202)	(35,405)
Net change in unrealized appreciation (depreciation) on:
Investments	91,993	233,236	183,958	268,728	75,405
Net change in unrealized appreciation (depreciation)	91,993	233,236	183,958	268,728	75,405
Net realized and unrealized gain (loss)	43,270	(33,490)	(7,367)	(13,474)	40,000
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,996	$58,163	$64,310	$102,850	$102,316

The accompanying notes are an integral part of these financial statements.

53

Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	LifeX 2059 Inflation- Protected Longevity Income ETF	LifeX 2059 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2061 Inflation- Protected Longevity Income ETF
INVESTMENT INCOME:
Interest income	$114,681	$71,771	$82,776	$65,282	$90,214
Dividend income	2,191	1,223	846	1,059	1,775
Total investment income	116,872	72,994	83,622	66,341	91,989
EXPENSES:
Investment advisory fee	6,484	5,331	4,860	4,725	5,135
Total expenses	6,484	5,331	4,860	4,725	5,135
Net investment income	110,388	67,663	78,762	61,616	86,854
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(39,646)	(243,394)	(2,597)	(28,926)	(855)
Net realized gain (loss)	(39,646)	(243,394)	(2,597)	(28,926)	(855)
Net change in unrealized appreciation (depreciation) on:
Investments	94,632	231,149	(1,081)	65,008	32,534
Net change in unrealized appreciation (depreciation)	94,632	231,149	(1,081)	65,008	32,534
Net realized and unrealized gain (loss)	54,986	(12,245)	(3,678)	36,082	31,679
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 165,374	$55,418	$75,084	$97,698	$118,533

The accompanying notes are an integral part of these financial statements.

54

Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	LifeX 2061 Longevity Income ETF	LifeX 2062 Inflation- Protected Longevity Income ETF	LifeX 2062 Longevity Income ETF	LifeX 2063 Inflation- Protected Longevity Income ETF	LifeX 2063 Longevity Income ETF
INVESTMENT INCOME:
Interest income	$66,633	$101,424	$63,349	$140,101	$71,244
Dividend income	1,076	3,342	1,060	4,378	1,189
Total investment income	67,709	104,766	64,409	144,479	72,433
EXPENSES:
Investment advisory fee	4,814	5,678	4,584	8,491	5,201
Total expenses	4,814	5,678	4,584	8,491	5,201
Net investment income	62,895	99,088	59,825	135,988	67,232
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(31,065)	(292,943)	(242,938)	(459,472)	(239,910)
In-kind transactions	—	(36,256)	—	—	—
Net realized gain (loss)	(31,065)	(329,199)	(242,938)	(459,472)	(239,910)
Net change in unrealized appreciation (depreciation) on:
Investments	65,872	193,021	214,168	437,271	213,609
Net change in unrealized appreciation (depreciation)	65,872	193,021	214,168	437,271	213,609
Net realized and unrealized gain (loss)	34,807	(136,178)	(28,770)	(22,201)	(26,301)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97,702	$(37,090)	$31,055	$113,787	$40,931

The accompanying notes are an integral part of these financial statements.

55

Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	LifeX 2064 Inflation- Protected Longevity Income ETF(a)	LifeX 2064 Longevity Income ETF(a)	LifeX 2065 Inflation- Protected Longevity Income ETF(a)	LifeX 2065 Longevity Income ETF(a)	LifeX Durable Income ETF
INVESTMENT INCOME:
Interest income	$35,855	$14,771	$27,236	$14,978	$16,407
Dividend income	869	227	598	253	246
Total investment income	36,724	14,998	27,834	15,231	16,653
EXPENSES:
Investment advisory fee	1,756	961	1,531	975	1,143
Total expenses	1,756	961	1,531	975	1,143
Net investment income	34,968	14,037	26,303	14,256	15,510
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,507	559	4,089	888	(10,211)
In-kind transactions	54,600	—	—	—	—
Net realized gain (loss)	57,107	559	4,089	888	(10,211)
Net change in unrealized appreciation (depreciation) on:
Investments	3,966	5,182	(1,135)	4,429	15,503
Net change in unrealized appreciation (depreciation)	3,966	5,182	(1,135)	4,429	15,503
Net realized and unrealized gain (loss)	61,073	5,741	2,954	5,317	5,292
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 96,041	$19,778	$29,257	$19,573	$20,802

(a)	The Fund commenced operations on January 3, 2025.
The accompanying notes are an integral part of these financial statements.

56

Statements of Changes in Net Assets

	LifeX 2035 Term Income ETF	LifeX 2040 Term Income ETF	LifeX 2045 Term Income ETF
	Period Ended June 30, 2025(a) (Unaudited)	Period Ended June 30, 2025(a) (Unaudited)	Period Ended June 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$4,906,847	$11,655	$15,391
Net realized gain (loss)	2,308,860	5,014	5,742
Net change in unrealized appreciation (depreciation)	4,987,917	9,058	(2,700)
Net increase (decrease) in net assets from operations	12,203,624	25,727	18,433
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(21,015,229)	(47,697)	(60,046)
Return of capital distributions	—	—	—
Total distributions to shareholders	(21,015,229)	(47,697)	(60,046)
CAPITAL TRANSACTIONS:
Subscriptions	280,587,516	795,639	1,098,887
Redemptions	(531)	(292)	(351)
ETF transaction fees (See Note 1)	48,311	5	3
Net increase (decrease) in net assets from capital transactions	280,635,296	795,352	1,098,539
Net increase (decrease) in net assets	271,823,691	773,382	1,056,926
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$ 271,823,691	$773,382	$1,056,926
SHARES TRANSACTIONS(b)
Subscriptions	3,121,182	6,636	7,636
Redemptions	(6)	(2)	(2)
Total increase (decrease) in shares outstanding	3,121,176	6,634	7,634

(a)	The Fund commenced operations on January 3, 2025.
(b)	The Fund completed a 11-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

57

Statements of Changes in Net Assets(Continued)

	LifeX 2048 Inflation-Protected Longevity Income ETF		LifeX 2048 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$102,632	$70,181	$84,277	$77,058
Net realized gain (loss)	(211,467)	(74,057)	(75,818)	(289,965)
Net change in unrealized appreciation (depreciation)	186,737	(195,215)	123,204	(111,636)
Net increase (decrease) in net assets from operations	77,902	(199,091)	131,663	(324,543)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(135,932)	(70,181)	(271,971)	(77,058)
Return of capital distributions	—	(32,264)	—	(81,086)
Total distributions to shareholders	(135,932)	(102,445)	(271,971)	(158,144)
CAPITAL TRANSACTIONS:
Subscriptions	1,724,696	5,972,271	—	7,809,085
Reinvestments	—	3,143	—	3,949
Redemptions	(3,351,006)	(2,282,864)	(3,759,627)	(2,232,379)
ETF transaction fees (See Note 1)	2,085	1,984	493	34
Net increase (decrease) in net assets from capital transactions	(1,624,225)	3,694,534	(3,759,134)	5,580,689
Net increase (decrease) in net assets	(1,682,255)	3,392,998	(3,899,442)	5,098,002
NET ASSETS:
Beginning of the period	3,392,998	—	5,098,002	—
End of the period	$1,710,743	$3,392,998	$1,198,560	$5,098,002
SHARES TRANSACTIONS(c)
Subscriptions	11,000	36,313	—	59,656
Reinvestments	—	20	—	31
Redemptions	(22,003)	(14,333)	(32,005)	(17,587)
Total increase (decrease) in shares outstanding	(11,003)	22,000	(32,005)	42,100

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

58

Statements of Changes in Net Assets(Continued)

	LifeX 2049 Inflation-Protected Longevity Income ETF		LifeX 2049 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$87,035	$68,422	$75,101	$83,943
Net realized gain (loss)	(149,543)	(79,499)	(95,241)	(327,107)
Net change in unrealized appreciation (depreciation)	154,614	(181,739)	111,653	(100,651)
Net increase (decrease) in net assets from operations	92,106	(192,816)	91,513	(343,815)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(111,996)	(68,422)	(234,526)	(83,943)
Return of capital distributions	—	(26,387)	—	(78,735)
Total distributions to shareholders	(111,996)	(94,809)	(234,526)	(162,678)
CAPITAL TRANSACTIONS:
Subscriptions	970,555	5,649,175	—	8,690,648
Reinvestments	—	2,978	—	3,779
Redemptions	(2,561,551)	(2,283,776)	(2,413,033)	(4,150,942)
ETF transaction fees (See Note 1)	1,650	1,780	482	43
Net increase (decrease) in net assets from capital transactions	(1,589,346)	3,370,157	(2,412,551)	4,543,528
Net increase (decrease) in net assets	(1,609,236)	3,082,532	(2,555,564)	4,037,035
NET ASSETS:
Beginning of the period	3,082,532	—	4,037,035	—
End of the period	$1,473,296	$3,082,532	$1,481,471	$4,037,035
SHARES TRANSACTIONS(c)
Subscriptions	6,000	32,579	—	63,807
Reinvestments	—	18	—	28
Redemptions	(16,002)	(13,597)	(20,003)	(31,835)
Total increase (decrease) in shares outstanding	(10,002)	19,000	(20,003)	32,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

59

Statements of Changes in Net Assets(Continued)

	LifeX 2050 Inflation-Protected Longevity Income ETF		LifeX 2050 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$87,653	$68,492	$66,730	$66,486
Net realized gain (loss)	1,118	(81,315)	(91,331)	(258,208)
Net change in unrealized appreciation (depreciation)	41,814	(187,798)	98,731	(90,911)
Net increase (decrease) in net assets from operations	130,585	(200,621)	74,130	(282,633)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(109,298)	(68,492)	(215,682)	(66,486)
Return of capital distributions	—	(22,214)	—	(56,357)
Total distributions to shareholders	(109,298)	(90,706)	(215,682)	(122,843)
CAPITAL TRANSACTIONS:
Subscriptions	678,911	5,631,159	1,385,981	6,176,628
Reinvestments	—	2,832	—	3,628
Redemptions	(517)	(2,284,339)	(3,508,046)	(2,231,604)
ETF transaction fees (See Note 1)	10	1,759	706	27
Net increase (decrease) in net assets from capital transactions	678,404	3,351,411	(2,121,359)	3,948,679
Net increase (decrease) in net assets	699,691	3,060,084	(2,262,911)	3,543,203
NET ASSETS:
Beginning of the period	3,060,084	—	3,543,203	—
End of the period	$ 3,759,775	$3,060,084	$1,280,292	$3,543,203
SHARES TRANSACTIONS(c)
Subscriptions	4,000	30,923	11,000	43,141
Reinvestments	—	16	—	26
Redemptions	(3)	(12,939)	(28,005)	(16,167)
Total increase (decrease) in shares outstanding	3,997	18,000	(17,005)	27,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

60

Statements of Changes in Net Assets(Continued)

	LifeX 2051 Inflation-Protected Longevity Income ETF		LifeX 2051 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$85,000	$68,457	$70,709	$67,861
Net realized gain (loss)	(134,960)	(83,846)	(119,921)	(258,382)
Net change in unrealized appreciation (depreciation)	125,638	(190,980)	129,066	(119,459)
Net increase (decrease) in net assets from operations	75,678	(206,369)	79,854	(309,980)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(123,748)	(68,457)	(229,539)	(67,861)
Return of capital distributions	—	(18,641)	—	(54,359)
Total distributions to shareholders	(123,748)	(87,098)	(229,539)	(122,220)
CAPITAL TRANSACTIONS:
Subscriptions	1,235,516	5,594,175	—	6,462,051
Reinvestments	—	2,701	—	3,493
Redemptions	(2,609,000)	(2,284,821)	(2,328,726)	(2,231,024)
ETF transaction fees (See Note 1)	1,584	1,725	466	18
Net increase (decrease) in net assets from capital transactions	(1,371,900)	3,313,780	(2,328,260)	4,234,538
Net increase (decrease) in net assets	(1,419,970)	3,020,313	(2,477,945)	3,802,338
NET ASSETS:
Beginning of the period	3,020,313	—	3,802,338	—
End of the period	$1,600,343	$3,020,313	$1,324,393	$3,802,338
SHARES TRANSACTIONS(c)
Subscriptions	7,000	29,334	—	43,546
Reinvestments	—	14	—	24
Redemptions	(15,002)	(12,348)	(18,003)	(15,570)
Total increase (decrease) in shares outstanding	(8,002)	17,000	(18,003)	28,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

61

Statements of Changes in Net Assets(Continued)

	LifeX 2052 Inflation-Protected Longevity Income ETF		LifeX 2052 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$90,779	$69,908	$77,731	$71,844
Net realized gain (loss)	(136,017)	(88,254)	(157,179)	(263,766)
Net change in unrealized appreciation (depreciation)	110,528	(205,017)	154,610	(146,044)
Net increase (decrease) in net assets from operations	65,290	(223,363)	75,162	(337,966)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(141,096)	(69,908)	(260,014)	(71,844)
Return of capital distributions	—	(16,090)	—	(52,695)
Total distributions to shareholders	(141,096)	(85,998)	(260,014)	(124,539)
CAPITAL TRANSACTIONS:
Subscriptions	1,113,996	5,739,382	—	6,900,922
Reinvestments	—	2,582	—	3,372
Redemptions	(2,527,245)	(2,285,006)	(3,070,901)	(2,230,144)
ETF transaction fees (See Note 1)	1,529	1,802	613	30
Net increase (decrease) in net assets from capital transactions	(1,411,720)	3,458,760	(3,070,288)	4,674,180
Net increase (decrease) in net assets	(1,487,526)	3,149,399	(3,255,140)	4,211,675
NET ASSETS:
Beginning of the period	3,149,399	—	4,211,675	—
End of the period	$1,661,873	$3,149,399	$956,535	$4,211,675
SHARES TRANSACTIONS(c)
Subscriptions	6,000	28,799	—	45,010
Reinvestments	—	13	—	22
Redemptions	(14,002)	(11,812)	(23,003)	(15,032)
Total increase (decrease) in shares outstanding	(8,002)	17,000	(23,003)	30,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

62

Statements of Changes in Net Assets(Continued)

	LifeX 2053 Inflation-Protected Longevity Income ETF		LifeX 2053 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$80,155	$69,672	$72,387	$63,275
Net realized gain (loss)	104	(92,162)	(176,572)	(231,535)
Net change in unrealized appreciation (depreciation)	33,057	(204,962)	161,781	(144,529)
Net increase (decrease) in net assets from operations	113,316	(227,452)	57,596	(312,789)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(132,813)	(69,672)	(220,469)	(63,275)
Return of capital distributions	—	(12,730)	—	(46,909)
Total distributions to shareholders	(132,813)	(82,402)	(220,469)	(110,184)
CAPITAL TRANSACTIONS:
Subscriptions	—	5,673,344	1,973,005	5,831,246
Reinvestments	—	2,474	—	3,263
Redemptions	(392)	(2,284,948)	(3,023,399)	(2,229,157)
ETF transaction fees (See Note 1)	—	1,754	999	17
Net increase (decrease) in net assets from capital transactions	(392)	3,392,624	(1,049,395)	3,605,369
Net increase (decrease) in net assets	(19,889)	3,082,770	(1,212,268)	3,182,396
NET ASSETS:
Beginning of the period	3,082,770	—	3,182,396	—
End of the period	$ 3,062,881	$3,082,770	$1,970,128	$3,182,396
SHARES TRANSACTIONS(c)
Subscriptions	—	27,312	14,000	36,524
Reinvestments	—	12	—	21
Redemptions	(2)	(11,324)	(22,003)	(14,545)
Total increase (decrease) in shares outstanding	(2)	16,000	(8,003)	22,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

63

Statements of Changes in Net Assets(Continued)

	LifeX 2054 Inflation-Protected Longevity Income ETF		LifeX 2054 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$104,071	$74,837	$67,757	$70,802
Net realized gain (loss)	(95,453)	(113,561)	(209,500)	(235,266)
Net change in unrealized appreciation (depreciation)	85,065	(225,021)	191,231	(190,218)
Net increase (decrease) in net assets from operations	93,683	(263,745)	49,488	(354,682)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(170,396)	(74,837)	(222,011)	(70,802)
Return of capital distributions	—	(16,591)	—	(51,728)
Total distributions to shareholders	(170,396)	(91,428)	(222,011)	(122,530)
CAPITAL TRANSACTIONS:
Subscriptions	1,374,961	6,230,171	294,212	6,508,102
Reinvestments	—	2,376	—	3,164
Redemptions	(2,515,930)	(2,284,894)	(2,963,853)	(2,469,818)
ETF transaction fees (See Note 1)	1,529	1,576	594	20
Net increase (decrease) in net assets from capital transactions	(1,139,440)	3,949,229	(2,669,047)	4,041,468
Net increase (decrease) in net assets	(1,216,153)	3,594,056	(2,841,570)	3,564,256
NET ASSETS:
Beginning of the period	3,594,056	—	3,564,256	—
End of the period	$2,377,903	$3,594,056	$722,686	$3,564,256
SHARES TRANSACTIONS(c)
Subscriptions	7,000	28,867	2,000	39,605
Reinvestments	—	11	—	20
Redemptions	(13,004)	(10,878)	(21,002)	(15,625)
Total increase (decrease) in shares outstanding	(6,004)	18,000	(19,002)	24,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

64

Statements of Changes in Net Assets(Continued)

	LifeX 2055 Inflation-Protected Longevity Income ETF		LifeX 2055 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$81,366	$70,858	$68,249	$62,315
Net realized gain (loss)	915	(91,624)	(151,756)	(230,236)
Net change in unrealized appreciation (depreciation)	27,141	(225,291)	149,116	(155,845)
Net increase (decrease) in net assets from operations	109,422	(246,057)	65,609	(323,766)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(145,931)	(70,858)	(224,515)	(62,315)
Return of capital distributions	—	(7,767)	—	(41,305)
Total distributions to shareholders	(145,931)	(78,625)	(224,515)	(103,620)
CAPITAL TRANSACTIONS:
Subscriptions	—	5,710,380	609,780	5,700,441
Reinvestments	—	2,285	—	3,075
Redemptions	(630)	(2,284,710)	(2,314,655)	(2,226,923)
ETF transaction fees (See Note 1)	—	2,633	466	15
Net increase (decrease) in net assets from capital transactions	(630)	3,430,588	(1,704,409)	3,476,608
Net increase (decrease) in net assets	(37,139)	3,105,906	(1,863,315)	3,049,222
NET ASSETS:
Beginning of the period	3,105,906	—	3,049,222	—
End of the period	$ 3,068,767	$3,105,906	$1,185,907	$3,049,222
SHARES TRANSACTIONS(c)
Subscriptions	—	25,456	4,000	33,684
Reinvestments	—	10	—	19
Redemptions	(3)	(10,466)	(16,003)	(13,703)
Total increase (decrease) in shares outstanding	(3)	15,000	(12,003)	20,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

65

Statements of Changes in Net Assets(Continued)

	LifeX 2056 Inflation-Protected Longevity Income ETF		LifeX 2056 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$144,039	$84,331	$62,726	$63,347
Net realized gain (loss)	(103,551)	(208,156)	(48,723)	(234,615)
Net change in unrealized appreciation (depreciation)	177,053	(206,209)	91,993	(167,614)
Net increase (decrease) in net assets from operations	217,541	(330,034)	105,996	(338,882)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(241,941)	(84,331)	(193,051)	(63,347)
Return of capital distributions	—	(4,598)	—	(39,668)
Total distributions to shareholders	(241,941)	(88,929)	(193,051)	(103,015)
CAPITAL TRANSACTIONS:
Subscriptions	9,433,123	7,413,781	—	5,789,148
Reinvestments	—	2,201	—	2,992
Redemptions	(6,353,680)	(2,284,312)	(469)	(2,225,553)
ETF transaction fees (See Note 1)	405	4,152	—	18
Net increase (decrease) in net assets from capital transactions	3,079,848	5,135,822	(469)	3,566,605
Net increase (decrease) in net assets	3,055,448	4,716,859	(87,524)	3,124,708
NET ASSETS:
Beginning of the period	4,716,859	—	3,124,708	—
End of the period	$7,772,307	$4,716,859	$3,037,184	$3,124,708
SHARES TRANSACTIONS(c)
Subscriptions	45,000	32,073	—	33,311
Reinvestments	—	10	—	18
Redemptions	(30,001)	(10,083)	(3)	(13,329)
Total increase (decrease) in shares outstanding	14,999	22,000	(3)	20,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

66

Statements of Changes in Net Assets(Continued)

	LifeX 2057 Inflation-Protected Longevity Income ETF		LifeX 2057 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$91,653	$72,432	$71,677	$65,770
Net realized gain (loss)	(266,726)	(127,326)	(191,325)	(240,882)
Net change in unrealized appreciation (depreciation)	233,236	(224,399)	183,958	(180,726)
Net increase (decrease) in net assets from operations	58,163	(279,293)	64,310	(355,838)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(175,027)	(72,432)	(238,105)	(65,771)
Return of capital distributions	—	(5,332)	—	(39,143)
Total distributions to shareholders	(175,027)	(77,764)	(238,105)	(104,914)
CAPITAL TRANSACTIONS:
Subscriptions	1,083,236	5,948,774	639,428	6,000,545
Reinvestments	—	2,122	—	2,915
Redemptions	(2,543,560)	(2,283,568)	(2,422,073)	(2,345,011)
ETF transaction fees (See Note 1)	2,360	2,819	486	23
Net increase (decrease) in net assets from capital transactions	(1,457,964)	3,670,147	(1,782,159)	3,658,472
Net increase (decrease) in net assets	(1,574,828)	3,313,090	(1,955,954)	3,197,720
NET ASSETS:
Beginning of the period	3,313,090	—	3,197,720	—
End of the period	$1,738,262	$3,313,090	$1,241,766	$3,197,720
SHARES TRANSACTIONS(c)
Subscriptions	5,000	24,714	4,000	33,664
Reinvestments	—	9	—	17
Redemptions	(12,003)	(9,723)	(16,002)	(13,681)
Total increase (decrease) in shares outstanding	(7,003)	15,000	(12,002)	20,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

67

Statements of Changes in Net Assets(Continued)

	LifeX 2058 Inflation-Protected Longevity Income ETF		LifeX 2058 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$116,324	$74,845	$62,316	$63,555
Net realized gain (loss)	(282,202)	(96,807)	(35,405)	(238,920)
Net change in unrealized appreciation (depreciation)	268,728	(276,078)	75,405	(182,442)
Net increase (decrease) in net assets from operations	102,850	(298,040)	102,316	(357,807)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(200,715)	(74,845)	(189,768)	(63,555)
Return of capital distributions	—	(1,926)	—	(36,142)
Total distributions to shareholders	(200,715)	(76,771)	(189,768)	(99,697)
CAPITAL TRANSACTIONS:
Subscriptions	5,741,740	6,297,254	—	5,777,173
Reinvestments	—	2,048	—	2,843
Redemptions	(8,179,401)	(2,282,869)	(485)	(2,222,223)
ETF transaction fees (See Note 1)	2,619	2,921	—	21
Net increase (decrease) in net assets from capital transactions	(2,435,042)	4,019,354	(485)	3,557,814
Net increase (decrease) in net assets	(2,532,907)	3,644,543	(87,937)	3,100,310
NET ASSETS:
Beginning of the period	3,644,543	—	3,100,310	—
End of the period	$1,111,636	$3,644,543	$3,012,373	$3,100,310
SHARES TRANSACTIONS(c)
Subscriptions	26,000	25,377	—	31,640
Reinvestments	—	8	—	16
Redemptions	(37,002)	(9,385)	(3)	(12,656)
Total increase (decrease) in shares outstanding	(11,002)	16,000	(3)	19,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

68

Statements of Changes in Net Assets(Continued)

	LifeX 2059 Inflation-Protected Longevity Income ETF		LifeX 2059 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$110,388	$79,629	$67,663	$70,275
Net realized gain (loss)	(39,646)	(115,973)	(243,394)	(244,835)
Net change in unrealized appreciation (depreciation)	94,632	(288,110)	231,149	(240,926)
Net increase (decrease) in net assets from operations	165,374	(324,454)	55,418	(415,486)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(198,713)	(79,629)	(217,838)	(70,275)
Return of capital distributions	—	(14,382)	—	(44,541)
Total distributions to shareholders	(198,713)	(94,011)	(217,838)	(114,816)
CAPITAL TRANSACTIONS:
Subscriptions	2,917,065	6,442,722	—	6,406,821
Reinvestments	—	1,978	—	2,773
Redemptions	(703)	(2,281,907)	(2,364,702)	(2,220,589)
ETF transaction fees (See Note 1)	133	2,376	474	18
Net increase (decrease) in net assets from capital transactions	2,916,495	4,165,169	(2,364,228)	4,189,023
Net increase (decrease) in net assets	2,883,156	3,746,704	(2,526,648)	3,658,721
NET ASSETS:
Beginning of the period	3,746,704	—	3,658,721	—
End of the period	$ 6,629,860	$3,746,704	$1,132,073	$3,658,721
SHARES TRANSACTIONS(c)
Subscriptions	13,000	25,055	—	34,324
Reinvestments	—	8	—	15
Redemptions	(3)	(9,063)	(15,002)	(12,339)
Total increase (decrease) in shares outstanding	12,997	16,000	(15,002)	22,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

69

Statements of Changes in Net Assets(Continued)

	LifeX 2060 Inflation-Protected Longevity Income ETF		LifeX 2060 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$78,762	$74,799	$61,616	$63,416
Net realized gain (loss)	(2,597)	(300,852)	(28,926)	(236,273)
Net change in unrealized appreciation (depreciation)	(1,081)	(70,994)	65,008	(200,627)
Net increase (decrease) in net assets from operations	75,084	(297,047)	97,698	(373,484)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(163,285)	(72,851)	(187,485)	(63,416)
Return of capital distributions	—	—	—	(33,453)
Total distributions to shareholders	(163,285)	(72,851)	(187,485)	(96,869)
CAPITAL TRANSACTIONS:
Subscriptions	—	5,781,571	—	5,744,466
Reinvestments	—	1,911	—	2,708
Redemptions	(244)	(2,280,942)	(511)	(2,218,473)
ETF transaction fees (See Note 1)	—	2,624	—	19
Net increase (decrease) in net assets from capital transactions	(244)	3,505,164	(511)	3,528,720
Net increase (decrease) in net assets	(88,445)	3,135,266	(90,298)	3,058,367
NET ASSETS:
Beginning of the period	3,135,266	—	3,058,367	—
End of the period	$ 3,046,821	$3,135,266	$2,968,069	$3,058,367
SHARES TRANSACTIONS(c)
Subscriptions	—	21,749	—	30,025
Reinvestments	—	7	—	14
Redemptions	(1)	(8,756)	(3)	(12,039)
Total increase (decrease) in shares outstanding	(1)	13,000	(3)	18,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

70

Statements of Changes in Net Assets(Continued)

	LifeX 2061 Inflation-Protected Longevity Income ETF		LifeX 2061 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$86,854	$73,429	$62,895	$64,220
Net realized gain (loss)	(855)	(317,826)	(31,065)	(233,601)
Net change in unrealized appreciation (depreciation)	32,534	(47,621)	65,872	(216,733)
Net increase (decrease) in net assets from operations	118,533	(292,018)	97,702	(386,114)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(166,502)	(70,418)	(194,083)	(64,220)
Return of capital distributions	—	—	—	(32,819)
Total distributions to shareholders	(166,502)	(70,418)	(194,083)	(97,039)
CAPITAL TRANSACTIONS:
Subscriptions	2,353,325	5,612,655	—	5,815,618
Reinvestments	—	1,847	—	2,645
Redemptions	(502)	(2,280,277)	(347)	(2,216,654)
ETF transaction fees (See Note 1)	289	2,456	—	24
Net increase (decrease) in net assets from capital transactions	2,353,112	3,336,681	(347)	3,601,633
Net increase (decrease) in net assets	2,305,143	2,974,245	(96,728)	3,118,480
NET ASSETS:
Beginning of the period	2,974,245	—	3,118,480	—
End of the period	$ 5,279,388	$2,974,245	$3,021,752	$3,118,480
SHARES TRANSACTIONS(c)
Subscriptions	10,000	20,457	—	29,739
Reinvestments	—	7	—	14
Redemptions	(2)	(8,464)	(2)	(11,753)
Total increase (decrease) in shares outstanding	(9,998)	12,000	(2)	18,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

71

Statements of Changes in Net Assets(Continued)

	LifeX 2062 Inflation-Protected Longevity Income ETF		LifeX 2062 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$99,088	$74,765	$59,825	$63,029
Net realized gain (loss)	(329,199)	(195,121)	(242,938)	(231,209)
Net change in unrealized appreciation (depreciation)	193,021	(188,137)	214,168	(218,479)
Net increase (decrease) in net assets from operations	(37,090)	(308,493)	31,055	(386,659)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(185,262)	(70,732)	(189,858)	(63,029)
Return of capital distributions	—	—	—	(31,773)
Total distributions to shareholders	(185,262)	(70,732)	(189,858)	(94,802)
CAPITAL TRANSACTIONS:
Subscriptions	6,898,637	5,709,925	513,481	5,688,904
Reinvestments	—	1,786	—	2,585
Redemptions	(9,002,680)	(2,279,951)	(2,327,095)	(2,214,546)
ETF transaction fees (See Note 1)	4,561	2,530	234	16
Net increase (decrease) in net assets from capital transactions	(2,099,482)	3,434,290	(1,813,380)	3,476,959
Net increase (decrease) in net assets	(2,321,834)	3,055,065	(1,972,183)	2,995,498
NET ASSETS:
Beginning of the period	3,055,065	—	2,995,498	—
End of the period	$733,231	$3,055,065	$1,023,315	$2,995,498
SHARES TRANSACTIONS(c)
Subscriptions	28,000	20,177	3,000	28,466
Reinvestments	—	6	—	13
Redemptions	(37,002)	(8,183)	(14,004)	(11,479)
Total increase (decrease) in shares outstanding	(9,002)	12,000	(11,004)	17,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

72

Statements of Changes in Net Assets(Continued)

	LifeX 2063 Inflation-Protected Longevity Income ETF		LifeX 2063 Longevity Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$135,988	$85,660	$67,232	$67,760
Net realized gain (loss)	(459,472)	(203,469)	(239,910)	(250,737)
Net change in unrealized appreciation (depreciation)	437,271	(333,610)	213,609	(223,556)
Net increase (decrease) in net assets from operations	113,787	(451,419)	40,931	(406,533)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(311,692)	(82,926)	(221,265)	(67,760)
Return of capital distributions	—	—	—	(31,449)
Total distributions to shareholders	(311,692)	(82,926)	(221,265)	(99,209)
CAPITAL TRANSACTIONS:
Subscriptions	3,443,062	8,028,876	—	6,298,762
Reinvestments	—	1,726	—	2,527
Redemptions	(2,446,152)	(2,279,978)	(2,363,305)	(2,212,500)
ETF transaction fees (See Note 1)	2,794	4,601	472	22
Net increase (decrease) in net assets from capital transactions	999,704	5,755,225	(2,362,833)	4,088,811
Net increase (decrease) in net assets	801,799	5,220,880	(2,543,167)	3,583,069
NET ASSETS:
Beginning of the period	5,220,880	—	3,583,069	—
End of the period	$6,022,679	$5,220,880	$1,039,902	$3,583,069
SHARES TRANSACTIONS(c)
Subscriptions	14,000	27,907	—	31,202
Reinvestments	—	6	—	13
Redemptions	(10,005)	(7,913)	(14,003)	(11,215)
Total increase (decrease) in shares outstanding	3,995	20,000	(14,003)	20,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

73

Statements of Changes in Net Assets(Continued)

	LifeX 2064 Inflation- Protected Longevity Income ETF	LifeX 2064 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF	LifeX 2065 Longevity Income ETF
	Period Ended June 30, 2025(a) (Unaudited)	Period Ended June 30, 2025(a) (Unaudited)	Period Ended June 30, 2025(a) (Unaudited)	Period Ended June 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$34,968	$14,037	$26,303	$14,256
Net realized gain (loss)	57,107	559	4,089	888
Net change in unrealized appreciation (depreciation)	3,966	5,182	(1,135)	4,429
Net increase (decrease) in net assets from operations	96,041	19,778	29,257	19,573
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(32,980)	(45,817)	(37,570)	(46,907)
Return of capital distributions	—	—	—	—
Total distributions to shareholders	(32,980)	(45,817)	(37,570)	(46,907)
CAPITAL TRANSACTIONS:
Subscriptions	8,178,172	729,847	1,028,146	740,704
Redemptions	(6,494,797)	(553)	(531)	(374)
ETF transaction fees (See Note 1)	3,073	1	461	2
Net increase (decrease) in net assets from capital transactions	1,686,448	729,295	1,028,076	740,332
Net increase (decrease) in net assets	1,749,509	703,256	1,019,763	712,998
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$1,749,509	$703,256	$1,019,763	$712,998
SHARES TRANSACTIONS(b)
Subscriptions	33,000	4,000	4,000	4,000
Redemptions	(26,002)	(3)	(2)	(2)
Total increase (decrease) in shares outstanding	6,998	3,997	3,998	3,998

(a)	The Fund commenced operations on January 3, 2025.
(b)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

74

Statements of Changes in Net Assets(Continued)

	LifeX Durable Income ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$15,510	$32,993
Net realized gain (loss)	(10,211)	(109,748)
Net change in unrealized appreciation (depreciation)	15,503	(18,050)
Net increase (decrease) in net assets from operations	20,802	(94,805)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(53,111)	(32,993)
Return of capital distributions	—	(12,645)
Total distributions to shareholders	(53,111)	(45,638)
CAPITAL TRANSACTIONS:
Subscriptions	—	3,119,257
Reinvestments	—	2,959
Redemptions	(376)	(2,236,329)
ETF transaction fees (See Note 1)	—	2
Net increase (decrease) in net assets from capital transactions	(376)	885,889
Net increase (decrease) in net assets	(32,685)	745,446
NET ASSETS:
Beginning of the period	745,446	—
End of the period	$ 712,761	$745,446
SHARES TRANSACTIONS(b)
Subscriptions	—	15,735
Reinvestments	—	15
Redemptions	(2)	(11,750)
Total increase (decrease) in shares outstanding	(2)	4,000

(a)	The Fund commenced operations on January 8, 2024.
(b)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

75

FINANCIAL HIGHLIGHTS
LIFEX 2035 TERM INCOME ETF

Period Ended June 30, 2025(a)(g) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$90.64
INVESTMENT OPERATIONS:
Net investment income(b)	1.75
Net realized and unrealized gain (loss) on investments(c)	1.98
Total from investment operations	3.73
LESS DISTRIBUTIONS FROM:
Net investment income	(7.30)
Total distributions	(7.30)
ETF transaction fees per share	0.02
Net asset value, end of period	$87.09
Total return(d)	4.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$271,824
Ratio of expenses to average net assets(e)	0.25%
Ratio of net investment income (loss) to average net assets(e)	4.08%
Portfolio turnover rate(d)(f)	63%

(a)	The Fund commenced operations on January 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 3, 2025 the Fund effected a 11-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

76

FINANCIAL HIGHLIGHTS
LIFEX 2040 TERM INCOME ETF

Period Ended June 30, 2025(a)(h) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$122.32
INVESTMENT OPERATIONS:
Net investment income(b)	2.32
Net realized and unrealized gain (loss) on investments(c)	3.00
Total from investment operations	5.32
LESS DISTRIBUTIONS FROM:
Net investment income	(11.06)
Total distributions	(11.06)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$116.58
Total return(e)	4.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$773
Ratio of expenses to average net assets(f)	0.25%
Ratio of net investment income (loss) to average net assets(f)	4.08%
Portfolio turnover rate(e)(g)	47%

(a)	The Fund commenced operations on January 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	On February 3, 2025 the Fund effected a 11-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

77

FINANCIAL HIGHLIGHTS
LIFEX 2045 TERM INCOME ETF

Period Ended June 30, 2025(a)(h) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$147.07
INVESTMENT OPERATIONS:
Net investment income(b)	2.84
Net realized and unrealized gain (loss) on investments(c)	3.00
Total from investment operations	5.84
LESS DISTRIBUTIONS FROM:
Net investment income	(14.46)
Total distributions	(14.46)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$138.45
Total return(e)	4.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,057
Ratio of expenses to average net assets(f)	0.25%
Ratio of net investment income (loss) to average net assets(f)	4.20%
Portfolio turnover rate(e)(g)	77%

(a)	The Fund commenced operations on January 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	On February 3, 2025 the Fund effected a 11-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

78

FINANCIAL HIGHLIGHTS
LIFEX 2048 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$154.23	$163.50
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	4.07	5.94
Net realized and unrealized gain (loss) on investments(c)	2.31	(6.21)
Total from investment operations	6.38	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(5.13)	(6.28)
Return of capital distributions	—	(2.89)
Total distributions	(5.13)	(9.17)
ETF transaction fees per share	0.08	0.17
Net asset value, end of period	$155.56	$154.23
Total return(d)	4.25%	−0.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,711	$3,393
Ratio of expenses to average net assets(e)	0.31%	0.72%
Ratio of net investment income (loss) to average net assets(e)	5.29%	3.89%
Portfolio turnover rate(d)(f)	53%	275%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 7, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

79

FINANCIAL HIGHLIGHTS
LIFEX 2048 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$121.09	$133.30
INVESTMENT OPERATIONS:
Net investment income(b)	2.43	4.35
Net realized and unrealized gain (loss) on investments(c)	2.10	(6.49)
Total from investment operations	4.53	(2.14)
LESS DISTRIBUTIONS FROM:
Net investment income	(6.90)	(4.91)
Return of capital distributions	—	(5.16)
Total distributions	(6.90)	(10.07)
ETF transaction fees per share	0.01	0.00(h)
Net asset value, end of period	$118.73	$121.09
Total return(d)	3.86%	−1.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,199	$5,098
Ratio of expenses to average net assets(e)	0.33%	0.70%
Ratio of net investment income (loss) to average net assets(e)	4.09%	3.50%
Portfolio turnover rate(d)(f)	75%	504%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 7, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

80

FINANCIAL HIGHLIGHTS
LIFEX 2049 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$162.24	$172.40
INVESTMENT OPERATIONS:
Net investment income(b)	4.20	6.38
Net realized and unrealized gain (loss) on investments(c)	2.35	(6.94)
Total from investment operations	6.55	(0.56)
LESS DISTRIBUTIONS FROM:
Net investment income	(5.13)	(7.05)
Return of capital distributions	—	(2.72)
Total distributions	(5.13)	(9.77)
ETF transaction fees per share	0.08	0.17
Net asset value, end of period	$163.74	$162.24
Total return(d)	4.13%	−0.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,473	$3,083
Ratio of expenses to average net assets(e)	0.32%	0.73%
Ratio of net investment income (loss) to average net assets(e)	5.20%	3.96%
Portfolio turnover rate(d)(f)	30%	263%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 7, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

81

FINANCIAL HIGHLIGHTS
LIFEX 2049 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$126.16	$139.20
INVESTMENT OPERATIONS:
Net investment income(b)	2.52	4.67
Net realized and unrealized gain (loss) on investments(c)	2.12	(7.14)
Total from investment operations	4.64	(2.47)
LESS DISTRIBUTIONS FROM:
Net investment income	(7.33)	(5.45)
Return of capital distributions	—	(5.12)
Total distributions	(7.33)	(10.57)
ETF transaction fees per share	0.02	0.00(h)
Net asset value, end of period	$123.49	$126.16
Total return(d)	3.81%	−2.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,481	$4,037
Ratio of expenses to average net assets(e)	0.32%	0.68%
Ratio of net investment income (loss) to average net assets(e)	4.10%	3.60%
Portfolio turnover rate(d)(f)	46%	724%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 7, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

82

FINANCIAL HIGHLIGHTS
LIFEX 2050 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(h)	December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$170.00	$181.10
INVESTMENT OPERATIONS:
Net investment income(b)	4.42	6.73
Net realized and unrealized gain (loss) on investments(c)	2.19	(7.63)
Total from investment operations	6.61	(0.90)
LESS DISTRIBUTIONS FROM:
Net investment income	(5.69)	(7.83)
Return of capital distributions	—	(2.54)
Total distributions	(5.69)	(10.37)
ETF transaction fees per share	0.00(d)	0.17
Net asset value, end of period	$170.92	$170.00
Total return(e)	3.94%	−0.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,760	$3,060
Ratio of expenses to average net assets(f)	0.31%	0.73%
Ratio of net investment income (loss) to average net assets(f)	5.24%	3.97%
Portfolio turnover rate(e)(g)	14%	259%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	On February 7, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

83

FINANCIAL HIGHLIGHTS
LIFEX 2050 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$131.23	$145.00
INVESTMENT OPERATIONS:
Net investment income(b)	2.63	4.84
Net realized and unrealized gain (loss) on investments(c)	2.13	(7.44)
Total from investment operations	4.76	(2.60)
LESS DISTRIBUTIONS FROM:
Net investment income	(7.93)	(6.05)
Return of capital distributions	—	(5.12)
Total distributions	(7.93)	(11.17)
ETF transaction fees per share	0.03	0.00(h)
Net asset value, end of period	$128.09	$131.23
Total return(d)	3.78%	−2.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,280	$3,543
Ratio of expenses to average net assets(e)	0.32%	0.73%
Ratio of net investment income (loss) to average net assets(e)	4.11%	3.57%
Portfolio turnover rate(d)(f)	43%	580%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 7, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

84

FINANCIAL HIGHLIGHTS
LIFEX 2051 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$177.67	$189.80
INVESTMENT OPERATIONS:
Net investment income(b)	4.59	7.08
Net realized and unrealized gain (loss) on investments(c)	2.09	(8.12)
Total from investment operations	6.68	(1.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(6.58)	(8.86)
Return of capital distributions	—	(2.41)
Total distributions	(6.58)	(11.27)
ETF transaction fees per share	0.09	0.18
Net asset value, end of period	$177.86	$177.67
Total return(d)	3.86%	−0.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,600	$3,020
Ratio of expenses to average net assets(e)	0.31%	0.74%
Ratio of net investment income (loss) to average net assets(e)	5.22%	4.00%
Portfolio turnover rate(d)(f)	15%	256%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 10, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

85

FINANCIAL HIGHLIGHTS
LIFEX 2051 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$135.80	$150.50
INVESTMENT OPERATIONS:
Net investment income(b)	2.72	4.91
Net realized and unrealized gain (loss) on investments(c)	2.14	(7.94)
Total from investment operations	4.86	(3.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(8.20)	(6.48)
Return of capital distributions	—	(5.19)
Total distributions	(8.20)	(11.67)
ETF transaction fees per share	0.02	0.00(h)
Net asset value, end of period	$132.48	$135.80
Total return(d)	3.72%	−2.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,324	$3,802
Ratio of expenses to average net assets(e)	0.32%	0.72%
Ratio of net investment income (loss) to average net assets(e)	4.11%	3.50%
Portfolio turnover rate(d)(f)	48%	529%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 10, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

86

FINANCIAL HIGHLIGHTS
LIFEX 2052 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$185.26	$198.40
INVESTMENT OPERATIONS:
Net investment income(b)	4.89	7.38
Net realized and unrealized gain (loss) on investments(c)	1.96	(8.64)
Total from investment operations	6.85	(1.26)
LESS DISTRIBUTIONS FROM:
Net investment income	(7.50)	(9.81)
Return of capital distributions	—	(2.26)
Total distributions	(7.50)	(12.07)
ETF transaction fees per share	0.08	0.19
Net asset value, end of period	$184.69	$185.26
Total return(d)	3.80%	−0.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,662	$3,149
Ratio of expenses to average net assets(e)	0.31%	0.73%
Ratio of net investment income (loss) to average net assets(e)	5.34%	3.99%
Portfolio turnover rate(d)(f)	28%	252%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 10, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

87

FINANCIAL HIGHLIGHTS
LIFEX 2052 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$140.39	$155.90
INVESTMENT OPERATIONS:
Net investment income(b)	2.81	5.10
Net realized and unrealized gain (loss) on investments(c)	2.16	(8.24)
Total from investment operations	4.97	(3.14)
LESS DISTRIBUTIONS FROM:
Net investment income	(8.67)	(7.14)
Return of capital distributions	—	(5.23)
Total distributions	(8.67)	(12.37)
ETF transaction fees per share	0.02	0.00(h)
Net asset value, end of period	$136.71	$140.39
Total return(d)	3.68%	−2.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$957	$4,212
Ratio of expenses to average net assets(e)	0.32%	0.71%
Ratio of net investment income (loss) to average net assets(e)	4.12%	3.52%
Portfolio turnover rate(d)(f)	51%	509%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 10, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

88

FINANCIAL HIGHLIGHTS
LifeX 2053 Inflation-Protected Longevity Income ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$192.67	$207.00
INVESTMENT OPERATIONS:
Net investment income(b)	5.01	7.75
Net realized and unrealized gain (loss) on investments(c)	2.07	(9.51)
Total from investment operations	7.08	(1.76)
LESS DISTRIBUTIONS FROM:
Net investment income	(8.30)	(10.80)
Return of capital distributions	—	(1.97)
Total distributions	(8.30)	(12.77)
ETF transaction fees per share	—	0.20
Net asset value, end of period	$191.45	$192.67
Total return(d)	3.74%	−0.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,063	$3,083
Ratio of expenses to average net assets(e)	0.32%	0.73%
Ratio of net investment income (loss) to average net assets(e)	5.27%	4.02%
Portfolio turnover rate(d)(f)	22%	266%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 10, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

89

FINANCIAL HIGHLIGHTS
LifeX 2053 Longevity Income ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$144.65	$161.10
INVESTMENT OPERATIONS:
Net investment income(b)	2.93	5.25
Net realized and unrealized gain (loss) on investments(c)	2.09	(8.73)
Total from investment operations	5.02	(3.48)
LESS DISTRIBUTIONS FROM:
Net investment income	(8.96)	(7.45)
Return of capital distributions	—	(5.52)
Total distributions	(8.96)	(12.97)
ETF transaction fees per share	0.04	0.00(h)
Net asset value, end of period	$140.75	$144.65
Total return(d)	3.63%	−2.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,970	$3,182
Ratio of expenses to average net assets(e)	0.31%	0.74%
Ratio of net investment income (loss) to average net assets(e)	4.18%	3.49%
Portfolio turnover rate(d)(f)	98%	523%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 10, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

90

FINANCIAL HIGHLIGHTS
LIFEX 2054 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$199.67	$215.40
INVESTMENT OPERATIONS:
Net investment income(b)	5.27	7.90
Net realized and unrealized gain (loss) on investments(c)	2.00	(10.06)
Total from investment operations	7.27	(2.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(8.80)	(11.25)
Return of capital distributions	—	(2.49)
Total distributions	(8.80)	(13.74)
ETF transaction fees per share	0.08	0.17
Net asset value, end of period	$198.22	$199.67
Total return(d)	3.75%	−1.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,378	$3,594
Ratio of expenses to average net assets(e)	0.31%	0.71%
Ratio of net investment income (loss) to average net assets(e)	5.37%	3.94%
Portfolio turnover rate(d)(f)	31%	282%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 11, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

91

FINANCIAL HIGHLIGHTS
LIFEX 2054 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$148.51	$166.20
INVESTMENT OPERATIONS:
Net investment income(b)	2.96	5.43
Net realized and unrealized gain (loss) on investments(c)	2.14	(9.55)
Total from investment operations	5.10	(4.12)
LESS DISTRIBUTIONS FROM:
Net investment income	(9.04)	(7.84)
Return of capital distributions	—	(5.73)
Total distributions	(9.04)	(13.57)
ETF transaction fees per share	0.03	0.00(h)
Net asset value, end of period	$144.60	$148.51
Total return(d)	3.57%	−2.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$723	$3,564
Ratio of expenses to average net assets(e)	0.32%	0.73%
Ratio of net investment income (loss) to average net assets(e)	4.10%	3.52%
Portfolio turnover rate(d)(f)	62%	529%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 11, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

92

FINANCIAL HIGHLIGHTS
LIFEX 2055 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$207.06	$223.90
INVESTMENT OPERATIONS:
Net investment income(b)	5.43	8.46
Net realized and unrealized gain (loss) on investments(c)	1.87	(10.74)
Total from investment operations	7.30	(2.28)
LESS DISTRIBUTIONS FROM:
Net investment income	(9.73)	(13.40)
Return of capital distributions	—	(1.47)
Total distributions	(9.73)	(14.87)
ETF transaction fees per share	—	0.31
Net asset value, end of period	$204.63	$207.06
Total return(d)	3.59%	−1.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,069	$3,106
Ratio of expenses to average net assets(e)	0.32%	0.73%
Ratio of net investment income (loss) to average net assets(e)	5.34%	4.06%
Portfolio turnover rate(d)(f)	22%	265%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 11, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

93

FINANCIAL HIGHLIGHTS
LIFEX 2055 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$152.46	$171.00
INVESTMENT OPERATIONS:
Net investment income(b)	3.09	5.59
Net realized and unrealized gain (loss) on investments(c)	2.08	(9.86)
Total from investment operations	5.17	(4.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(9.36)	(8.58)
Return of capital distributions	—	(5.69)
Total distributions	(9.36)	(14.27)
ETF transaction fees per share	0.02	0.00(h)
Net asset value, end of period	$148.29	$152.46
Total return(d)	3.53%	−2.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,186	$3,049
Ratio of expenses to average net assets(e)	0.32%	0.74%
Ratio of net investment income (loss) to average net assets(e)	4.17%	3.51%
Portfolio turnover rate(d)(f)	52%	522%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 11, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

94

FINANCIAL HIGHLIGHTS
LIFEX 2056 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$214.40	$232.50
INVESTMENT OPERATIONS:
Net investment income(b)	5.48	8.61
Net realized and unrealized gain (loss) on investments(c)	0.47	(11.16)
Total from investment operations	5.95	(2.55)
LESS DISTRIBUTIONS FROM:
Net investment income	(10.30)	(15.14)
Return of capital distributions	—	(0.83)
Total distributions	(10.30)	(15.97)
ETF transaction fees per share	0.02	0.42
Net asset value, end of period	$210.07	$214.40
Total return(d)	2.83%	−1.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,772	$4,717
Ratio of expenses to average net assets(e)	0.31%	0.69%
Ratio of net investment income (loss) to average net assets(e)	5.25%	4.00%
Portfolio turnover rate(d)(f)	57%	419%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 11, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

95

FINANCIAL HIGHLIGHTS
LIFEX 2056 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$156.24	$175.80
INVESTMENT OPERATIONS:
Net investment income(b)	3.14	5.75
Net realized and unrealized gain (loss) on investments(c)	2.15	(10.34)
Total from investment operations	5.29	(4.59)
LESS DISTRIBUTIONS FROM:
Net investment income	(9.65)	(9.21)
Return of capital distributions	—	(5.76)
Total distributions	(9.65)	(14.97)
ETF transaction fees per share	—	0.00(h)
Net asset value, end of period	$151.88	$156.24
Total return(d)	3.52%	−3.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,037	$3,125
Ratio of expenses to average net assets(e)	0.32%	0.74%
Ratio of net investment income (loss) to average net assets(e)	4.14%	3.53%
Portfolio turnover rate(d)(f)	33%	502%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 11, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

96

FINANCIAL HIGHLIGHTS
LIFEX 2057 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$220.87	$241.10
INVESTMENT OPERATIONS:
Net investment income(b)	5.67	8.97
Net realized and unrealized gain (loss) on investments(c)	1.66	(12.28)
Total from investment operations	7.33	(3.31)
LESS DISTRIBUTIONS FROM:
Net investment income	(10.99)	(16.09)
Return of capital distributions	—	(1.18)
Total distributions	(10.99)	(17.27)
ETF transaction fees per share	0.15	0.35
Net asset value, end of period	$217.36	$220.87
Total return(d)	3.45%	−1.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,738	$3,313
Ratio of expenses to average net assets(e)	0.31%	0.72%
Ratio of net investment income (loss) to average net assets(e)	5.25%	4.02%
Portfolio turnover rate(d)(f)	54%	353%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 12, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

97

FINANCIAL HIGHLIGHTS
LIFEX 2057 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$159.89	$180.50
INVESTMENT OPERATIONS:
Net investment income(b)	3.24	5.92
Net realized and unrealized gain (loss) on investments(c)	2.03	(10.76)
Total from investment operations	5.27	(4.84)
LESS DISTRIBUTIONS FROM:
Net investment income	(9.92)	(9.89)
Return of capital distributions	—	(5.88)
Total distributions	(9.92)	(15.77)
ETF transaction fees per share	0.02	—
Net asset value, end of period	$155.26	$159.89
Total return(d)	3.43%	−3.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,242	$3,198
Ratio of expenses to average net assets(e)	0.32%	0.74%
Ratio of net investment income (loss) to average net assets(e)	4.18%	3.54%
Portfolio turnover rate(d)(f)	39%	501%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 12, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

98

FINANCIAL HIGHLIGHTS
LIFEX 2058 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$227.78	$249.70
INVESTMENT OPERATIONS:
Net investment income(b)	6.00	9.53
Net realized and unrealized gain (loss) on investments(c)	0.03	(13.05)
Total from investment operations	6.03	(3.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(11.53)	(18.30)
Return of capital distributions	—	(0.47)
Total distributions	(11.53)	(18.77)
ETF transaction fees per share	0.14	0.37
Net asset value, end of period	$222.42	$227.78
Total return(d)	2.75%	−1.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,112	$3,645
Ratio of expenses to average net assets(e)	0.31%	0.72%
Ratio of net investment income (loss) to average net assets(e)	5.42%	4.13%
Portfolio turnover rate(d)(f)	122%	278%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 12, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

99

FINANCIAL HIGHLIGHTS
LIFEX 2058 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$163.17	$185.20
INVESTMENT OPERATIONS:
Net investment income(b)	3.28	6.07
Net realized and unrealized gain (loss) on investments(c)	2.11	(11.53)
Total from investment operations	5.39	(5.46)
LESS DISTRIBUTIONS FROM:
Net investment income	(9.99)	(10.56)
Return of capital distributions	—	(6.01)
Total distributions	(9.99)	(16.57)
Net asset value, end of period	$158.57	$163.17
Total return(d)	3.42%	−3.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,012	$3,100
Ratio of expenses to average net assets(e)	0.32%	0.74%
Ratio of net investment income (loss) to average net assets(e)	4.15%	3.55%
Portfolio turnover rate(d)(f)	29%	482%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 12, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

100

FINANCIAL HIGHLIGHTS
LIFEX 2059 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$234.17	$258.60
INVESTMENT OPERATIONS:
Net investment income(b)	6.01	9.70
Net realized and unrealized gain (loss) on investments(c)	0.18	(13.79)
Total from investment operations	6.19	(4.09)
LESS DISTRIBUTIONS FROM:
Net investment income	(11.73)	(17.47)
Return of capital distributions	—	(3.16)
Total distributions	(11.73)	(20.63)
ETF transaction fees per share	0.01	0.29
Net asset value, end of period	$228.64	$234.17
Total return(d)	2.69%	−1.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,630	$3,747
Ratio of expenses to average net assets(e)	0.31%	0.71%
Ratio of net investment income (loss) to average net assets(e)	5.28%	4.08%
Portfolio turnover rate(d)(f)	11%	268%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 12, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

101

FINANCIAL HIGHLIGHTS
LIFEX 2059 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$166.31	$189.90
INVESTMENT OPERATIONS:
Net investment income(b)	3.33	6.24
Net realized and unrealized gain (loss) on investments(c)	2.01	(12.07)
Total from investment operations	5.34	(5.83)
LESS DISTRIBUTIONS FROM:
Net investment income	(9.90)	(10.87)
Return of capital distributions	—	(6.89)
Total distributions	(9.90)	(17.76)
ETF transaction fees per share	0.02	—
Net asset value, end of period	$161.77	$166.31
Total return(d)	3.34%	−3.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,132	$3,659
Ratio of expenses to average net assets(e)	0.32%	0.72%
Ratio of net investment income (loss) to average net assets(e)	4.12%	3.57%
Portfolio turnover rate(d)(f)	29%	461%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 12, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

102

FINANCIAL HIGHLIGHTS
LIFEX 2060 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$241.17	$267.70
INVESTMENT OPERATIONS:
Net investment income(b)	6.06	10.46
Net realized and unrealized gain (loss) on investments(c)	(0.28)	(14.79)
Total from investment operations	5.78	(4.33)
LESS DISTRIBUTIONS FROM:
Net investment income	(12.56)	(22.57)
Total distributions	(12.56)	(22.57)
ETF transaction fees per share	—	0.37
Net asset value, end of period	$234.39	$241.17
Total return(d)	2.43%	−1.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,047	$3,135
Ratio of expenses to average net assets(e)	0.32%	0.73%
Ratio of net investment income (loss) to average net assets(e)	5.17%	4.25%
Portfolio turnover rate(d)(f)	19%	355%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 13, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

103

FINANCIAL HIGHLIGHTS
LIFEX 2060 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$169.91	$194.70
INVESTMENT OPERATIONS:
Net investment income(b)	3.42	6.38
Net realized and unrealized gain (loss) on investments(c)	2.01	(12.60)
Total from investment operations	5.43	(6.22)
LESS DISTRIBUTIONS FROM:
Net investment income	(10.42)	(12.16)
Return of capital distributions	—	(6.41)
Total distributions	(10.42)	(18.57)
ETF transaction fees per share	—	0.00(h)
Net asset value, end of period	$164.92	$169.91
Total return(d)	3.31%	−3.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,968	$3,058
Ratio of expenses to average net assets(e)	0.32%	0.74%
Ratio of net investment income (loss) to average net assets(e)	4.16%	3.56%
Portfolio turnover rate(d)(f)	25%	465%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 13, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

104

FINANCIAL HIGHLIGHTS
LIFEX 2061 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$247.85	$276.90
INVESTMENT OPERATIONS:
Net investment income(b)	21.67	10.89
Net realized and unrealized gain (loss) on investments(c)	(16.44)	(15.83)
Total from investment operations	5.23	(4.94)
LESS DISTRIBUTIONS FROM:
Net investment income	(13.16)	(24.47)
Total distributions	(13.16)	(24.47)
ETF transaction fees per share	0.07	0.36
Net asset value, end of period	$239.99	$247.85
Total return(d)	2.17%	−2.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,279	$2,974
Ratio of expenses to average net assets(e)	0.31%	0.74%
Ratio of net investment income (loss) to average net assets(e)	5.25%	4.29%
Portfolio turnover rate(d)(f)	18%	376%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 13, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

105

FINANCIAL HIGHLIGHTS
LIFEX 2061 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$173.25	$199.40
INVESTMENT OPERATIONS:
Net investment income(b)	3.49	6.54
Net realized and unrealized gain (loss) on investments(c)	1.93	(12.82)
Total from investment operations	5.42	(6.28)
LESS DISTRIBUTIONS FROM:
Net investment income	(10.78)	(13.15)
Return of capital distributions	—	(6.72)
Total distributions	(10.78)	(19.87)
ETF transaction fees per share	—	0.00(h)
Net asset value, end of period	$167.89	$173.25
Total return(d)	3.25%	−3.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,022	$3,118
Ratio of expenses to average net assets(e)	0.32%	0.74%
Ratio of net investment income (loss) to average net assets(e)	4.17%	3.57%
Portfolio turnover rate(d)(f)	25%	454%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 13, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

106

FINANCIAL HIGHLIGHTS
LIFEX 2062 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$254.59	$286.40
INVESTMENT OPERATIONS:
Net investment income(b)	6.52	11.26
Net realized and unrealized gain (loss) on investments(c)	(2.82)	(16.68)
Total from investment operations	3.70	(5.42)
LESS DISTRIBUTIONS FROM:
Net investment income	(14.02)	(26.77)
Total distributions	(14.02)	(26.77)
ETF transaction fees per share	0.30	0.38
Net asset value, end of period	$244.57	$254.59
Total return(d)	1.58%	−2.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$733	$3,055
Ratio of expenses to average net assets(e)	0.31%	0.73%
Ratio of net investment income (loss) to average net assets(e)	5.33%	4.31%
Portfolio turnover rate(d)(f)	114%	313%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 13, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

107

FINANCIAL HIGHLIGHTS
LIFEX 2062 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$176.21	$204.20
INVESTMENT OPERATIONS:
Net investment income(b)	3.56	6.68
Net realized and unrealized gain (loss) on investments(c)	1.77	(13.40)
Total from investment operations	5.33	(6.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(10.88)	(14.14)
Return of capital distributions	—	(7.13)
Total distributions	(10.88)	(21.27)
ETF transaction fees per share	0.01	0.00(h)
Net asset value, end of period	$170.67	$176.21
Total return(d)	3.13%	−3.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,023	$2,995
Ratio of expenses to average net assets(e)	0.32%	0.74%
Ratio of net investment income (loss) to average net assets(e)	4.17%	3.58%
Portfolio turnover rate(d)(f)	25%	458%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 13, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

108

FINANCIAL HIGHLIGHTS
LIFEX 2063 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$261.04	$296.20
INVESTMENT OPERATIONS:
Net investment income(b)	6.34	10.49
Net realized and unrealized gain (loss) on investments(c)	(1.52)	(16.74)
Total from investment operations	4.82	(6.25)
LESS DISTRIBUTIONS FROM:
Net investment income	(14.99)	(29.47)
Total distributions	(14.99)	(29.47)
ETF transaction fees per share	0.13	0.56
Net asset value, end of period	$251.00	$261.04
Total return(d)	1.91%	−2.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,023	$5,221
Ratio of expenses to average net assets(e)	0.31%	0.69%
Ratio of net investment income (loss) to average net assets(e)	5.04%	3.93%
Portfolio turnover rate(d)(f)	50%	397%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 14, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

109

FINANCIAL HIGHLIGHTS
LIFEX 2063 LONGEVITY INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$179.15	$209.00
INVESTMENT OPERATIONS:
Net investment income(b)	3.66	6.91
Net realized and unrealized gain (loss) on investments(c)	1.62	(14.09)
Total from investment operations	5.28	(7.18)
LESS DISTRIBUTIONS FROM:
Net investment income	(11.06)	(15.48)
Return of capital distributions	—	(7.19)
Total distributions	(11.06)	(22.67)
ETF transaction fees per share	0.03	0.00(h)
Net asset value, end of period	$173.40	$179.15
Total return(d)	3.07%	−4.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,040	$3,583
Ratio of expenses to average net assets(e)	0.33%	0.73%
Ratio of net investment income (loss) to average net assets(e)	4.22%	3.64%
Portfolio turnover rate(d)(f)	24%	491%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 14, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

110

FINANCIAL HIGHLIGHTS
LIFEX 2064 INFLATION-PROTECTED LONGEVITY INCOME ETF

June 30, 2025 (Unaudited)(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$252.10
INVESTMENT OPERATIONS:
Net investment income(b)	6.87
Net realized and unrealized gain (loss) on investments(c)	(0.79)
Total from investment operations	6.08
LESS DISTRIBUTIONS FROM:
Net investment income	(8.78)
Total distributions	(8.78)
ETF transaction fees per share	0.60
Net asset value, end of period	$250.00
Total return(d)	2.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,750
Ratio of expenses to average net assets(e)	0.28%
Ratio of net investment income (loss) to average net assets(e)	5.64%
Portfolio turnover rate(d)(f)	24%

(a)	The Fund commenced operations on January 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 14, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

111

FINANCIAL HIGHLIGHTS
LIFEX 2064 LONGEVITY INCOME ETF

June 30, 2025 (Unaudited)(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$181.60
INVESTMENT OPERATIONS:
Net investment income(b)	3.77
Net realized and unrealized gain (loss) on investments(c)	2.04
Total from investment operations	5.81
LESS DISTRIBUTIONS FROM:
Net investment income	(11.46)
Total distributions	(11.46)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$175.95
Total return(e)	3.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$703
Ratio of expenses to average net assets(f)	0.30%
Ratio of net investment income (loss) to average net assets(f)	4.36%
Portfolio turnover rate(e)(g)	85%

(a)	The Fund commenced operations on January 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	On February 14, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

112

FINANCIAL HIGHLIGHTS
LIFEX 2065 INFLATION-PROTECTED LONGEVITY INCOME ETF

June 30, 2025 (Unaudited)(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$257.90
INVESTMENT OPERATIONS:
Net investment income(b)	6.65
Net realized and unrealized gain (loss) on investments(c)	(0.20)
Total from investment operations	6.45
LESS DISTRIBUTIONS FROM:
Net investment income	(9.40)
Total distributions	(9.40)
ETF transaction fees per share	0.12
Net asset value, end of period	$255.07
Total return(d)	2.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,020
Ratio of expenses to average net assets(e)	0.31%
Ratio of net investment income (loss) to average net assets(e)	5.31%
Portfolio turnover rate(d)(f)	34%

(a)	The Fund commenced operations on January 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 14, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

113

FINANCIAL HIGHLIGHTS
LIFEX 2065 LONGEVITY INCOME ETF

June 30, 2025 (Unaudited)(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$184.30
INVESTMENT OPERATIONS:
Net investment income(b)	3.82
Net realized and unrealized gain (loss) on investments(c)	1.95
Total from investment operations	5.77
LESS DISTRIBUTIONS FROM:
Net investment income	(11.73)
Total distributions	(11.73)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$178.34
Total return(e)	3.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$713
Ratio of expenses to average net assets(f)	0.30%
Ratio of net investment income (loss) to average net assets(f)	4.36%
Portfolio turnover rate(e)(g)	88%

(a)	The Fund commenced operations on January 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	On February 14, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

114

FINANCIAL HIGHLIGHTS
LIFEX DURABLE INCOME ETF

	Period Ended
	June 30, 2025 (Unaudited)(g)	December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$186.36	$201.20
INVESTMENT OPERATIONS:
Net investment income(b)	3.88	6.62
Net realized and unrealized gain (loss) on investments(c)	1.32	(11.09)
Total from investment operations	5.20	(4.47)
LESS DISTRIBUTIONS FROM:
Net investment income	(13.28)	(7.50)
Return of capital distributions	—	(2.87)
Total distributions	(13.28)	(2.87)
Net asset value, end of period	$178.28	$186.36
Total return(d)	2.91%	−2.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$713	$745
Ratio of expenses to average net assets(e)	0.32%	0.95%
Ratio of net investment income (loss) to average net assets(e)	4.34%	3.47%
Portfolio turnover rate(d)(f)	22%	780%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended June 30, 2025, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 14, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

115

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
1. ORGANIZATION
Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of June 30, 2025, each of the LifeX Term Income ETFs, each of the LifeX Inflation-Protected Income ETFs, each of the LifeX Income ETFs, and the LifeX Durable Income ETF (each a “Fund” as shown on Schedule A attached hereto) are a series of the Trust. The LifeX Income ETFs and LifeX Durable Income ETF commenced operations on January 8, 2024, with the exception of the 2064 and 2065 LifeX Income ETFs, and LifeX Inflation-Protected Income ETFs on January 17, 2024, with the exception of the 2064 and 2065 LifeX Inflation-Protected ETFs. The 2064 and 2065 LifeX Income ETFs, the 2064 and 2065 LifeX Inflation-Protected Income ETFs and the LifeX Term Income ETFs all commenced operations on January 3, 2025. The Funds offer one class of shares to investors. There are an unlimited number of authorized shares.
The LifeX Income ETFs’ investment objective is to provide reliable monthly distributions, consisting of income and principal, through its end year. The LifeX Inflation-Protected Income ETFs’ investment objective is to provide reliable monthly inflation-linked distributions, consisting of income and principal, through its end year. The LifeX Term Income ETFs’ investment objective is to provide fixed monthly distributions, consisting of income and principal, through its liquidation year. The LifeX Durable Income ETF’s investment objective is to provide reliable monthly distributions, consisting of income and principal.
The LifeX Term Income ETFs, LifeX Income ETFs, LifeX Inflation-Protected Income ETFs and the LifeX Durable Income ETF (together, the “ETFs”) list and principally trade their shares on Cboe BZX Exchange, Inc. (“Exchange”). Shares of the ETFs trade on the Exchange at market prices that may be below, at, or above the ETFs’ net asset value (“NAV”). The ETFs will issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. The number of shares typically issued or redeemed in each Creation Unit is 10,000 shares.
Creation Units of the ETFs may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Foreside Financial Services, LLC (the “Distributor”). Most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. A purchase or redemption (i.e. creation or redemption) transaction fee, payable by the Authorized Participant or Adviser, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each of the Funds in the preparation of each of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.
(a)
Investment Valuation and Fair Value Measurement. The Board of Trustees (the “Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by each Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board

116

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations. Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:
Other debt securities, including U.S. government debt securities (which we refer to as “U.S. Government Securities”), are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.
For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.
The Funds generally expect that their investments in U.S. Government Securities will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations, or other information is deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, each Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.
Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by each Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 –	Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that each Fund can access at the measurement date;
Level 2 –
Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 –	Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly

117

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
LifeX 2035 Term Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$264,591,363	$—	$264,591,363
Treasury Money Market Funds	4,615,550	—	—	4,615,550
Total Investments	$4,615,550	$264,591,363	$—	$269,206,913

LifeX 2040 Term Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$760,604	$—	$760,604
Treasury Money Market Funds	4,646	—	—	4,646
Total Investments	$4,646	$760,604	$—	$765,250

LifeX 2045 Term Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,034,341	$—	$1,034,341
Treasury Money Market Funds	9,922	—	—	9,922
Total Investments	$9,922	$1,034,341	$—	$1,044,263

LifeX 2048 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$376,170	$1,279,646	$—	$1,655,816
Treasury Money Market Funds	45,310	—	—	45,310
Total Investments	$421,480	$1,279,646	$—	$1,701,126

118

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
LifeX 2048 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,161,670	$—	$1,161,670
Treasury Money Market Funds	22,264	—	—	22,264
Total Investments	$22,264	$1,161,670	$—	$1,183,934

LifeX 2049 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,413,072	$—	$1,413,072
Treasury Money Market Funds	10,650	—	—	10,650
U.S. Treasury Bills	—	41,543	—	41,543
Total Investments	$10,650	$1,454,615	$—	$1,465,265

LifeX 2049 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,436,275	$—	$1,436,275
Treasury Money Market Funds	27,834	—	—	27,834
Total Investments	$27,834	$1,436,275	$—	$1,464,109

LifeX 2050 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$3,553,264	$—	$3,553,264
Treasury Money Market Funds	85,256	—	—	85,256
U.S. Treasury Bills	—	102,175	—	102,175
Total Investments	$85,256	$3,655,439	$—	$3,740,695

119

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
LifeX 2050 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,241,059	$—	$1,241,059
Treasury Money Market Funds	24,980	—	—	24,980
Total Investments	$24,980	$1,241,059	$—	$1,266,039

LifeX 2051 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,420,846	$—	$1,420,846
Treasury Money Market Funds	22,954	—	—	22,954
U.S. Treasury Bills	—	148,101	—	148,101
Total Investments	$22,954	$1,568,947	$—	$1,591,901

LifeX 2051 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,283,921	$—	$1,283,921
Treasury Money Market Funds	26,330	—	—	26,330
Total Investments	$26,330	$1,283,921	$—	$1,310,251

LifeX 2052 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,494,306	$—	$1,494,306
Treasury Money Market Funds	18,630	—	—	18,630
U.S. Treasury Bills	—	140,140	—	140,140
Total Investments	$18,630	$1,634,446	$—	$1,653,076

120

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
LifeX 2052 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$926,750	$—	$926,750
Treasury Money Market Funds	20,130	—	—	20,130
Total Investments	$20,130	$926,750	$—	$946,880

LifeX 2053 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$2,943,311	$—	$2,943,311
Treasury Money Market Funds	40,204	—	—	40,204
U.S. Treasury Bills	—	64,775	—	64,775
Total Investments	$40,204	$3,008,086	$—	$3,048,290

LifeX 2053 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,910,143	$—	$1,910,143
Treasury Money Market Funds	39,884	—	—	39,884
Total Investments	$39,884	$1,910,143	$—	$1,950,027

LifeX 2054 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$78,541	$2,120,437	$—	$2,198,978
Treasury Money Market Funds	62,028	—	—	62,028
U.S. Treasury Bills	—	103,917	—	103,917
Total Investments	$140,569	$2,224,354	$—	$2,364,923

121

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
LifeX 2054 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$701,074	$—	$701,074
Treasury Money Market Funds	14,784	—	—	14,784
Total Investments	$14,784	$701,074	$—	$715,858

LifeX 2055 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$2,997,287	$—	$2,997,287
Treasury Money Market Funds	26,134	—	—	26,134
U.S. Treasury Bills	—	30,662	—	30,662
Total Investments	$26,134	$3,027,949	$—	$3,054,083

LifeX 2055 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,151,094	$—	$1,151,094
Treasury Money Market Funds	23,210	—	—	23,210
Total Investments	$23,210	$1,151,094	$—	$1,174,304

LifeX 2056 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$1,118,335	$5,705,298	$—	$6,823,633
Treasury Money Market Funds	97,690	—	—	97,690
U.S. Treasury Bills	—	806,110	—	806,110
Total Investments	$1,216,025	$6,511,408	$—	$7,727,433

122

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
LifeX 2056 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$2,957,609	$—	$2,957,609
Treasury Money Market Funds	40,796	—	—	40,796
Total Investments	$40,796	$2,957,609	$—	$2,998,405

LifeX 2057 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$654,995	$1,011,028	$—	$1,666,023
Treasury Money Market Funds	47,136	—	—	47,136
U.S. Treasury Bills	—	13,923	—	13,923
Total Investments	$702,131	$1,024,951	$—	$1,727,082

LifeX 2057 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,201,698	$—	$1,201,698
Treasury Money Market Funds	24,334	—	—	24,334
Total Investments	$24,334	$1,201,698	$—	$1,226,032

LifeX 2058 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$470,152	$573,590	$—	$1,043,742
Treasury Money Market Funds	25,698	—	—	25,698
U.S. Treasury Bills	—	35,472	—	35,472
Total Investments	$495,850	$609,062	$—	$1,104,912

123

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
LifeX 2058 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$2,932,055	$—	$2,932,055
Treasury Money Market Funds	39,678	—	—	39,678
Total Investments	$39,678	$2,932,055	$—	$2,971,733

LifeX 2059 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$1,847,090	$3,986,496	$—	$5,833,586
Treasury Money Market Funds	162,402	—	—	162,402
U.S. Treasury Bills	—	594,293	—	594,293
Total Investments	$2,009,492	$4,580,789	$—	$6,590,281

LifeX 2059 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,094,108	$—	$1,094,108
Treasury Money Market Funds	22,766	—	—	22,766
Total Investments	$22,766	$1,094,108	$—	$1,116,874

LifeX 2060 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$2,489,457	$—	$2,489,457
Treasury Money Market Funds	19,836	—	—	19,836
U.S. Treasury Bills	—	520,263	—	520,263
Total Investments	$19,836	$3,009,720	$—	$3,029,556

124

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
LifeX 2060 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$2,888,989	$—	$2,888,989
Treasury Money Market Funds	37,040	—	—	37,040
Total Investments	$37,040	$2,888,989	$—	$2,926,029

LifeX 2061 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$1,603,298	$2,733,549	$—	$4,336,847
Treasury Money Market Funds	113,224	—	—	113,224
U.S. Treasury Bills	—	795,360	—	795,360
Total Investments	$1,716,522	$3,528,909	$—	$5,245,431

LifeX 2061 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$2,939,289	$—	$2,939,289
Treasury Money Market Funds	38,984	—	—	38,984
Total Investments	$38,984	$2,939,289	$—	$2,978,273

LifeX 2062 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$473,300	$127,973	$—	$601,273
Treasury Money Market Funds	34,186	—	—	34,186
U.S. Treasury Bills	—	92,384	—	92,384
Total Investments	$507,486	$220,357	$—	$727,843

125

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
LifeX 2062 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$990,435	$—	$990,435
Treasury Money Market Funds	18,046	—	—	18,046
Total Investments	$18,046	$990,435	$—	$1,008,481

LifeX 2063 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$3,974,895	$857,392	$—	$4,832,287
Treasury Money Market Funds	153,854	—	—	153,854
U.S. Treasury Bills	—	994,005	—	994,005
Total Investments	$4,128,749	$1,851,397	$—	$5,980,146

LifeX 2063 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,003,437	$—	$1,003,437
Treasury Money Market Funds	21,146	—	—	21,146
Total Investments	$21,146	$1,003,437	$—	$1,024,583

LifeX 2064 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,399,103	$—	$1,399,103
Treasury Money Market Funds	41,380	—	—	41,380
U.S. Treasury Bills	—	297,304	—	297,304
Total Investments	$41,380	$1,696,407	$—	$1,737,787

126

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
LifeX 2064 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$683,848	$—	$683,848
Treasury Money Market Funds	9,430	—	—	9,430
Total Investments	$9,430	$683,848	$—	$693,278

LifeX 2065 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$790,475	$—	$790,475
Treasury Money Market Funds	20,984	—	—	20,984
U.S. Treasury Bills	—	201,667	—	201,667
Total Investments	$20,984	$992,142	$—	$1,013,126

LifeX 2065 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$692,669	$—	$692,669
Treasury Money Market Funds	10,026	—	—	10,026
Total Investments	$10,026	$692,669	$—	$702,695

LifeX Durable Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$693,588	$—	$693,588
Treasury Money Market Funds	8,366	—	—	8,366
Total Investments	$8,366	$693,588	$—	$701,954

Refer to the Schedule of Investments for further disaggregation of investment categories.
(b)
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

127

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)

(c)
Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(d)
Federal Income Taxes. The Funds qualify and intend to continue to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(e)
Distributions to Shareholders. The Funds intend to make distributions monthly, for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Funds’ intended distributions are expected to constitute capital gains.

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment in-come, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.
(f)
Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(g)
Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method. Realized gains and losses on securities sold are calculated on a highest-amortized cost basis.

(h)
Market Volatility. The value of the securities in the Funds may go up or down in response to market and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments, including hampering the ability of the Adviser to invest the Funds’ assets as intended.

(i)
Segment Reporting. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CEO of Stone Ridge Asset Management is the CODM of each fund. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocations are pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s Schedule of Investments, total returns, and changes in net assets from operations, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the each Fund’s financial statements.

128

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Segment assets of each Fund are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and each Fund’s investment advisory fee, which is the only expense of each Fund, is listed on the accompanying Statements of Operations.
3. FEDERAL TAX MATTERS
Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.
For the year ended December 31, 2024 there were no permanent “book/tax” reclassifications between the components of the Funds’ net assets.
As of December 31, 2024, tax cost of investments and components of accumulated earnings (losses) for income tax purposes were as follows:

	LifeX 2048 Inflation- Protected Longevity Income ETF	LifeX 2048 Longevity Income ETF	LifeX 2049 Inflation- Protected Longevity Income ETF	LifeX 2049 Longevity Income ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF
Tax cost of investments	$3,576,659	$5,157,469	$3,254,760	$4,120,423	$3,234,702	$3,617,153
Unrealized appreciation	439	270	283	202	247	185
Unrealized depreciation	(201,244)	(113,759)	(188,484)	(125,045)	(191,222)	(112,117)
Net unrealized appreciation (depreciation)	(200,805)	(113,489)	(188,201)	(124,843)	(190,975)	(111,932)
Undistributed ordinary income	—	—	—	—	—	—
Undistributed long-term gain (capital loss carryover)	—	—	—	—	—	—
Distributable earnings	—	—	—	—	—	—
Other accumulated earnings (loss)	(68,467)	(288,112)	(73,038)	(302,915)	(78,138)	(237,187)
Total accumulated gain (loss)	$(269,272)	$(401,601)	$(261,239)	$(427,758)	$(269,113)	$(349,119)

	LifeX 2051 Inflation- Protected Longevity Income ETF	LifeX 2051 Longevity Income ETF	LifeX 2052 Inflation- Protected Longevity Income ETF	LifeX 2052 Longevity Income ETF	LifeX 2053 Inflation- Protected Longevity Income ETF	LifeX 2053 Longevity Income ETF
Tax cost of investments	$3,198,801	$3,892,568	$3,341,181	$4,328,541	$3,274,592	$3,288,302
Unrealized appreciation	247	256	239	347	225	188
Unrealized depreciation	(195,220)	(133,831)	(209,405)	(168,355)	(209,257)	(146,964)
Net unrealized appreciation (depreciation)	(194,973)	(133,575)	(209,166)	(168,008)	(209,032)	(146,776)
Undistributed ordinary income	—	—	—	—	—	—
Undistributed long-term gain (capital loss carryover)	—	—	—	—	—	—
Distributable earnings	—	—	—	—	—	—
Other accumulated earnings (loss)	(79,854)	(244,266)	(84,106)	(241,801)	(88,092)	(229,288)
Total accumulated gain (loss)	$(274,827)	$(377,841)	$(293,272)	$(409,809)	$(297,124)	$(376,064)

129

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)

	LifeX 2054 Inflation- Protected Longevity Income ETF	LifeX 2054 Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF	LifeX 2055 Longevity Income ETF	LifeX 2056 Inflation- Protected Longevity Income ETF	LifeX 2056 Longevity Income ETF
Tax cost of investments	$3,800,933	$3,706,844	$3,317,237	$3,173,468	$4,897,460	$3,249,329
Unrealized appreciation	193	21	232	25	372	—
Unrealized depreciation	(228,248)	(190,694)	(228,504)	(166,640)	(206,949)	(168,370)
Net unrealized appreciation (depreciation)	(228,055)	(190,673)	(228,272)	(166,615)	(206,577)	(168,370)
Undistributed ordinary income	—	—	—	—	—	—
Undistributed long-term gain (capital loss carryover)	—	—	—	—	—	—
Distributable earnings	—	—	—	—	—	—
Other accumulated earnings (loss)	(110,528)	(234,811)	(88,644)	(219,465)	(207,787)	(233,860)
Total accumulated gain (loss)	$(338,583)	$(425,484)	$(316,916)	$(386,080)	$(414,364)	$(402,230)

	LifeX 2057 Inflation- Protected Longevity Income ETF	LifeX 2057 Longevity Income ETF	LifeX 2058 Inflation- Protected Longevity Income ETF	LifeX 2058 Longevity Income ETF	LifeX 2059 Inflation- Protected Longevity Income ETF	LifeX 2059 Longevity Income ETF
Tax cost of investments	$3,517,464	$3,344,736	$3,905,473	$3,239,311	$4,018,956	$3,848,361
Unrealized appreciation	276	—	230	—	226	11
Unrealized depreciation	(226,759)	(192,155)	(280,824)	(183,155)	(293,208)	(242,073)
Net unrealized appreciation (depreciation)	(226,483)	(192,155)	(280,594)	(183,155)	(292,982)	(242,062)
Undistributed ordinary income	—	—	—	—	—	—
Undistributed long-term gain (capital loss carryover)	—	—	—	—	—	—
Distributable earnings	—	—	—	—	—	—
Other accumulated earnings (loss)	(125,242)	(229,452)	(92,291)	(238,207)	(111,101)	(243,700)
Total accumulated gain (loss)	$(351,725)	$(421,607)	$(372,885)	$(421,362)	$(404,083)	$(485,762)

	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2061 Inflation- Protected Longevity Income ETF	LifeX 2061 Longevity Income ETF	LifeX 2062 Inflation- Protected Longevity Income ETF	LifeX 2062 Longevity Income ETF
Tax cost of investments	$3,190,575	$3,215,343	$3,006,790	$3,290,069	$3,227,485	$3,170,338
Unrealized appreciation	158	85	163	85	178	84
Unrealized depreciation	(73,609)	(201,409)	(49,963)	(217,427)	(189,928)	(219,174)
Net unrealized appreciation (depreciation)	(73,451)	(201,324)	(49,800)	(217,342)	(189,750)	(219,090)
Undistributed ordinary income	1,961	—	3,018	—	4,033	—
Undistributed long-term gain (capital loss carryover)	—	—	—	—	—	—
Distributable earnings	1,961	—	3,018	—	4,033	—
Other accumulated earnings (loss)	(298,408)	(235,575)	(315,655)	(232,991)	(193,507)	(230,599)
Total accumulated gain (loss).	$(369,898)	$(436,899)	$(362,437)	$(450,333)	$(379,224)	$(449,689)

130

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)

	LifeX 2063 Inflation- Protected Longevity Income ETF	LifeX 2063 Longevity Income ETF	LifeX Durable Income ETF
Tax cost of investments	$5,538,035	$3,794,607	$752,547
Unrealized appreciation	166	84	24
Unrealized depreciation	(352,771)	(265,010)	(18,792)
Net unrealized appreciation (depreciation)	(352,605)	(264,926)	(18,768)
Undistributed ordinary income	2,747	—	—
Undistributed long-term gain (capital loss carryover)	—	—	—
Distributable earnings	2,747	—	—
Other accumulated earnings (loss)	(184,487)	(209,367)	(109,030)
Total accumulated gain (loss)	$(534,345)	$(474,293)	$(127,798)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales losses.
The tax character of distributions paid during the period ended December 31, 2024 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
LifeX 2048 Inflation-Protected Longevity Income ETF	$70,181	$ —	$32,264	$102,445
LifeX 2048 Longevity Income ETF	77,058	—	81,086	158,144
LifeX 2049 Inflation-Protected Longevity Income ETF	68,422	—	26,387	94,809
LifeX 2049 Longevity Income ETF	83,943	—	78,735	162,678
LifeX 2050 Inflation-Protected Longevity Income ETF	68,492	—	22,214	90,706
LifeX 2050 Longevity Income ETF	66,486	—	56,357	122,843
LifeX 2051 Inflation-Protected Longevity Income ETF	68,457	—	18,641	87,098
LifeX 2051 Longevity Income ETF	67,861	—	54,359	122,220
LifeX 2052 Inflation-Protected Longevity Income ETF	69,908	—	16,090	85,998
LifeX 2052 Longevity Income ETF	71,844	—	52,695	124,539
LifeX 2053 Inflation-Protected Longevity Income ETF	69,672	—	12,730	82,402
LifeX 2053 Longevity Income ETF	63,275	—	46,909	110,184
LifeX 2054 Inflation-Protected Longevity Income ETF	74,837	—	16,591	91,428
LifeX 2054 Longevity Income ETF	70,802	—	51,728	122,530
LifeX 2055 Inflation-Protected Longevity Income ETF	70,858	—	7,767	78,625
LifeX 2055 Longevity Income ETF	62,315	—	41,305	103,620
LifeX 2056 Inflation-Protected Longevity Income ETF	84,331	—	4,598	88,929
LifeX 2056 Longevity Income ETF	63,347	—	39,668	103,015
LifeX 2057 Inflation-Protected Longevity Income ETF	72,432	—	5,332	77,764
LifeX 2057 Longevity Income ETF	65,770	—	39,144	104,914
LifeX 2058 Inflation-Protected Longevity Income ETF	74,845	—	1,926	76,771
LifeX 2058 Longevity Income ETF	63,555	—	36,142	99,697
LifeX 2059 Inflation-Protected Longevity Income ETF	79,629	—	14,382	94,011
LifeX 2059 Longevity Income ETF	70,275	—	44,541	114,816
LifeX 2060 Inflation-Protected Longevity Income ETF	72,851	—	—	72,851
LifeX 2060 Longevity Income ETF	63,416	—	33,453	96,869
LifeX 2061 Inflation-Protected Longevity Income ETF	70,418	—	—	70,418
LifeX 2061 Longevity Income ETF	64,220	—	32,819	97,039
LifeX 2062 Inflation-Protected Longevity Income ETF	70,732	—	—	70,732
LifeX 2062 Longevity Income ETF	63,029	—	31,773	94,802
LifeX 2063 Inflation-Protected Longevity Income ETF	82,926	—	—	82,926
LifeX 2063 Longevity Income ETF	67,760	—	31,449	99,209
LifeX Durable Income ETF	32,993	—	12,645	45,638

131

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
At December 31, 2024 the Fund had no tax basis capital losses to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
LifeX 2048 Inflation-Protected Longevity Income ETF	$(68,467)	$ —	$(68,467)
LifeX 2048 Longevity Income ETF	(288,112)	—	(288,112)
LifeX 2049 Inflation-Protected Longevity Income ETF	(73,038)	—	(73,038)
LifeX 2049 Longevity Income ETF	(302,915)	—	(302,915)
LifeX 2050 Inflation-Protected Longevity Income ETF	(78,138)	—	(78,138)
LifeX 2050 Longevity Income ETF	(237,187)	—	(237,187)
LifeX 2051 Inflation-Protected Longevity Income ETF	(79,854)	—	(79,854)
LifeX 2051 Longevity Income ETF	(244,266)	—	(244,266)
LifeX 2052 Inflation-Protected Longevity Income ETF	(84,106)	—	(84,106)
LifeX 2052 Longevity Income ETF	(241,801)	—	(241,801)
LifeX 2053 Inflation-Protected Longevity Income ETF	(88,092)	—	(88,092)
LifeX 2053 Longevity Income ETF	(229,288)	—	(229,288)
LifeX 2054 Inflation-Protected Longevity Income ETF	(110,528)	—	(110,528)
LifeX 2054 Longevity Income ETF	(234,811)	—	(234,811)
LifeX 2055 Inflation-Protected Longevity Income ETF	(88,644)	—	(88,644)
LifeX 2055 Longevity Income ETF	(219,465)	—	(219,465)
LifeX 2056 Inflation-Protected Longevity Income ETF	(207,533)	(254)	(207,787)
LifeX 2056 Longevity Income ETF	(233,860)	—	(233,860)
LifeX 2057 Inflation-Protected Longevity Income ETF	(125,242)	—	(125,242)
LifeX 2057 Longevity Income ETF	(229,452)	—	(229,452)
LifeX 2058 Inflation-Protected Longevity Income ETF	(92,262)	(29)	(92,291)
LifeX 2058 Longevity Income ETF	(238,207)	—	(238,207)
LifeX 2059 Inflation-Protected Longevity Income ETF	(111,072)	(29)	(111,101)
LifeX 2059 Longevity Income ETF	(243,700)	—	(243,700)
LifeX 2060 Inflation-Protected Longevity Income ETF	(298,349)	(59)	(298,408)
LifeX 2060 Longevity Income ETF	(235,575)	—	(235,575)
LifeX 2061 Inflation-Protected Longevity Income ETF	(315,441)	(214)	(315,655)
LifeX 2061 Longevity Income ETF	(232,991)	—	(232,991)
LifeX 2062 Inflation-Protected Longevity Income ETF	(193,103)	(404)	(193,507)
LifeX 2062 Longevity Income ETF	(230,599)	—	(230,599)
LifeX 2063 Inflation-Protected Longevity Income ETF	(184,487)	—	(184,487)
LifeX 2063 Longevity Income ETF	(209,367)	—	(209,367)
LifeX Durable Income ETF	(109,030)	—	(109,030)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on the tax returns for the initial period ended December 31, 2024 which is the sole tax year open for examination. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.
4. AGREEMENTS
(a)
Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the Funds a fee, computed daily and paid monthly in arrears at an annual rate of 0.25% of each Funds’ average daily net assets. The

132

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Adviser had previously been compensated for its services by Funds, computed daily and paid monthly in arrears at an annual rate of 0.50% of each Funds’ average daily net assets for the period from July 26, 2024 through February 19, 2025, for the LifeX Income ETFs, LifeX Inflation-Protected Income ETFs and LifeX Durable Income ETF. Prior to that, the Adviser had previously been compensated for its services by Funds, computed daily and paid monthly in arrears at an annual rate of 1.00% of each Funds’ average daily net assets for the period from January 8, 2024 through July 26, 2024, and January 17, 2024, through July 26, 2024, for the LifeX Income ETFs and LifeX Inflation-Protected Income ETFs.
5. SERVICE PROVIDERS
(a)
Custodian, Administrator, and Transfer Agent. The custodian to the Funds is U.S. Bank, N.A. The administrator and transfer agent to the Funds is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), an affiliate of U.S. Bank, N.A.

(b)	Distributor. Foreside Financial Services, LLC (the “Distributor”), serves as the Funds’ distributor.
6. INVESTMENT TRANSACTIONS
For the period ended June 30, 2025, aggregate purchases and sales of securities (excluding short-term securities and in-kind transactions) by the Funds were as follows:

	LifeX 2035 Term Income ETF	LifeX 2040 Term Income ETF	LifeX 2045 Term Income ETF	LifeX 2048 Inflation- Protected Longevity Income ETF	LifeX 2048 Longevity Income ETF	LifeX 2049 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$374,831,261	$301,206	$608,354	$1,945,599	$3,012,598	$964,382
Sales	$158,285,712	$307,170	$640,152	$5,290,124	$5,561,719	$3,341,762

	LifeX 2049 Longevity Income ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF	LifeX 2051 Inflation- Protected Longevity Income ETF	LifeX 2051 Longevity Income ETF	LifeX 2052 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$1,615,989	$458,347	$1,363,310	$449,531	$1,582,633	$881,844
Sales	$4,121,979	$609,685	$4,920,607	$3,187,245	$4,001,668	$3,568,970

133

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)

	LifeX 2052 Longevity Income ETF	LifeX 2053 Inflation- Protected Longevity Income ETF	LifeX 2053 Longevity Income ETF	LifeX 2054 Inflation- Protected Longevity Income ETF	LifeX 2054 Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$1,843,006	$654,315	$3,366,479	$1,160,555	$1,941,462	$669,524
Sales	$5,002,308	$800,830	$4,528,087	$3,870,340	$4,968,658	$738,831

	LifeX 2055 Longevity Income ETF	LifeX 2056 Inflation- Protected Longevity Income ETF	LifeX 2056 Longevity Income ETF	LifeX 2057 Inflation- Protected Longevity Income ETF	LifeX 2057 Longevity Income ETF	LifeX 2058 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$1,618,720	$2,689,519	$999,425	$1,791,104	$1,250,305	$4,261,148
Sales	$4,003,819	$2,675,548	$1,108,693	$4,290,378	$3,755,322	$6,422,511

	LifeX 2058 Longevity Income ETF	LifeX 2059 Inflation- Protected Longevity Income ETF	LifeX 2059 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2061 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$871,322	$415,820	$923,242	$491,163	$734,569	$528,696
Sales	$978,378	$776,499	$3,354,687	$573,637	$835,966	$609,026

	LifeX 2061 Longevity Income ETF	LifeX 2062 Inflation- Protected Longevity Income ETF	LifeX 2062 Longevity Income ETF	LifeX 2063 Inflation- Protected Longevity Income ETF	LifeX 2063 Longevity Income ETF	LifeX 2064 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$737,172	$2,979,177	$682,261	$2,304,438	$741,593	$422,536
Sales	$847,820	$4,851,119	$3,057,896	$4,791,320	$3,173,160	$239,550

134

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)

	LifeX 2064 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF	LifeX 2065 Longevity Income ETF	LifeX Durable Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—
Sales	$—	$—	$—	$—
U.S. Government
Purchases	$591,504	$672,643	$622,074	$155,480
Sales	$618,491	$285,897	$646,275	$188,250

For the period ended June 30, 2025, aggregate in-kind purchases and sales of securities by the Funds were as follows:

	LifeX 2035 Term Income ETF	LifeX 2040 Term Income ETF	LifeX 2045 Term Income ETF	LifeX 2048 Inflation- Protected Longevity Income ETF	LifeX 2048 Longevity Income ETF	LifeX 2049 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$38,546,825	$752,119	$1,062,785	$1,594,695	$—	$778,510
Sales	$—	$—	$—	$—	$1,288,799	$—

	LifeX 2049 Longevity Income ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF	LifeX 2051 Inflation- Protected Longevity Income ETF	LifeX 2051 Longevity Income ETF	LifeX 2052 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$—	$659,573	$1,346,864	$1,200,877	$—	$1,090,684
Sales	$—	$—	$—	$—	$—	$—

	LifeX 2052 Longevity Income ETF	LifeX 2053 Inflation- Protected Longevity Income ETF	LifeX 2053 Longevity Income ETF	LifeX 2054 Inflation- Protected Longevity Income ETF	LifeX 2054 Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$—	$—	$—	$1,335,574	$286,269	$—
Sales	$—	$—	$—	$—	$—	$—

135

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)

	LifeX 2055 Longevity Income ETF	LifeX 2056 Inflation- Protected Longevity Income ETF	LifeX 2056 Longevity Income ETF	LifeX 2057 Inflation- Protected Longevity Income ETF	LifeX 2057 Longevity Income ETF	LifeX 2058 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$585,691	$9,144,028	$—	$1,000,479	$619,996	$5,421,855
Sales	$—	$6,223,804	$—	$—	$—	$5,529,677

	LifeX 2058 Longevity Income ETF	LifeX 2059 Inflation- Protected Longevity Income ETF	LifeX 2059 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2061 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$—	$2,753,591	$—	$—	$—	$2,019,099
Sales	$—	$—	$—	$—	$—	$—

	LifeX 2061 Longevity Income ETF	LifeX 2062 Inflation- Protected Longevity Income ETF	LifeX 2062 Longevity Income ETF	LifeX 2063 Inflation- Protected Longevity Income ETF	LifeX 2063 Longevity Income ETF	LifeX 2064 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$—	$5,491,671	$500,724	$2,764,969	$—	$6,112,684
Sales	$—	$5,282,745	$—	$—	$—	$4,978,561

	LifeX 2064 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF	LifeX 2065 Longevity Income ETF	LifeX Durable Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—
Sales	$—	$—	$—	$—
U.S. Government
Purchases	$704,289	$385,653	$710,782	$—
Sales	$—	$—	$—	$—

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

136

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
7. SUBSEQUENT EVENTS EVALUATION
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. Effective September 2025, 14 of the LifeX Longevity Income ETFs will be reorganized with and into the 2050, 2055, 2060 and 2065 LifeX Longevity Income ETFs and 14 of the LifeX Inflation-Protected Income ETFs will be reorganized with and into the 2050, 2055, 2060 and 2065 LifeX Inflation-Protected Longevity Income ETFs. In addition, the acquiring ETFs will undergo a reverse share split as noted in Schedule C as approved by the Board on July 22, 2025. In August 2025, the 2040 and 2045 Term Income ETFs will be liquidated and pay a final distribution of their remaining assets to shareholders. Effective September 2025, the LifeX 2035 Term Income ETF will change its name to the LifeX 2035 Income Bucket ETF.

137

Schedule A (Unaudited)

LifeX Income ETFs
LifeX 2048 Longevity Income ETF
LifeX 2049 Longevity Income ETF
LifeX 2050 Longevity Income ETF
LifeX 2051 Longevity Income ETF
LifeX 2052 Longevity Income ETF
LifeX 2053 Longevity Income ETF
LifeX 2054 Longevity Income ETF
LifeX 2055 Longevity Income ETF
LifeX 2056 Longevity Income ETF
LifeX 2057 Longevity Income ETF
LifeX 2058 Longevity Income ETF
LifeX 2059 Longevity Income ETF
LifeX 2060 Longevity Income ETF
LifeX 2061 Longevity Income ETF
LifeX 2062 Longevity Income ETF
LifeX 2063 Longevity Income ETF
LifeX 2064 Longevity Income ETF
LifeX 2065 Longevity Income ETF
LifeX Inflation-Protected Income ETFs
LifeX 2048 Inflation-Protected Longevity Income ETF
LifeX 2049 Inflation-Protected Longevity Income ETF
LifeX 2050 Inflation-Protected Longevity Income ETF
LifeX 2051 Inflation-Protected Longevity Income ETF
LifeX 2052 Inflation-Protected Longevity Income ETF
LifeX 2053 Inflation-Protected Longevity Income ETF
LifeX 2054 Inflation-Protected Longevity Income ETF
LifeX 2055 Inflation-Protected Longevity Income ETF
LifeX 2056 Inflation-Protected Longevity Income ETF
LifeX 2057 Inflation-Protected Longevity Income ETF
LifeX 2058 Inflation-Protected Longevity Income ETF
LifeX 2059 Inflation-Protected Longevity Income ETF
LifeX 2060 Inflation-Protected Longevity Income ETF
LifeX 2061 Inflation-Protected Longevity Income ETF
LifeX 2062 Inflation-Protected Longevity Income ETF
LifeX 2063 Inflation-Protected Longevity Income ETF
LifeX 2064 Inflation-Protected Longevity Income ETF
LifeX 2065 Inflation-Protected Longevity Income ETF
LifeX Term Income ETFs
LifeX 2035 Term Income ETF
LifeX 2040 Term Income ETF
LifeX 2045 Term Income ETF
LifeX Durable Income ETF
LifeX Durable Income ETF

138

Schedule B (Unaudited)

Effective Name	Prior Name	Effective Date	Reverse Share Split Rate
LifeX Income ETFs
LifeX 2048 Longevity Income ETF	Stone Ridge 2048 Longevity Income ETF	2-7-2025	10:1
LifeX 2049 Longevity Income ETF	Stone Ridge 2049 Longevity Income ETF	2-7-2025	10:1
LifeX 2050 Longevity Income ETF	Stone Ridge 2050 Longevity Income ETF	2-7-2025	10:1
LifeX 2051 Longevity Income ETF	Stone Ridge 2051 Longevity Income ETF	2-10-2025	10:1
LifeX 2052 Longevity Income ETF	Stone Ridge 2052 Longevity Income ETF	2-10-2025	10:1
LifeX 2053 Longevity Income ETF	Stone Ridge 2053 Longevity Income ETF	2-10-2025	10:1
LifeX 2054 Longevity Income ETF	Stone Ridge 2054 Longevity Income ETF	2-11-2025	10:1
LifeX 2055 Longevity Income ETF	Stone Ridge 2055 Longevity Income ETF	2-11-2025	10:1
LifeX 2056 Longevity Income ETF	Stone Ridge 2056 Longevity Income ETF	2-11-2025	10:1
LifeX 2057 Longevity Income ETF	Stone Ridge 2057 Longevity Income ETF	2-12-2025	10:1
LifeX 2058 Longevity Income ETF	Stone Ridge 2058 Longevity Income ETF	2-12-2025	10:1
LifeX 2059 Longevity Income ETF	Stone Ridge 2059 Longevity Income ETF	2-12-2025	10:1
LifeX 2060 Longevity Income ETF	Stone Ridge 2060 Longevity Income ETF	2-13-2025	10:1
LifeX 2061 Longevity Income ETF	Stone Ridge 2061 Longevity Income ETF	2-13-2025	10:1
LifeX 2062 Longevity Income ETF	Stone Ridge 2062 Longevity Income ETF	2-13-2025	10:1
LifeX 2063 Longevity Income ETF	Stone Ridge 2063 Longevity Income ETF	2-14-2025	10:1
LifeX 2064 Longevity Income ETF	N/A	2-14-2025	10:1
LifeX 2065 Longevity Income ETF	N/A	2-14-2025	10:1
LifeX Inflation-Protected Income ETFs
LifeX 2048 Inflation-Protected Longevity Income ETF	Stone Ridge 2048 Inflation-Protected Longevity Income ETF	2-7-2025	10:1
LifeX 2049 Inflation-Protected Longevity Income ETF	Stone Ridge 2049 Inflation-Protected Longevity Income ETF	2-7-2025	10:1
LifeX 2050 Inflation-Protected Longevity Income ETF	Stone Ridge 2050 Inflation-Protected Longevity Income ETF	2-7-2025	10:1
LifeX 2051 Inflation-Protected Longevity Income ETF	Stone Ridge 2051 Inflation-Protected Longevity Income ETF	2-10-2025	10:1
LifeX 2052 Inflation-Protected Longevity Income ETF	Stone Ridge 2052 Inflation-Protected Longevity Income ETF	2-10-2025	10:1
LifeX 2053 Inflation-Protected Longevity Income ETF	Stone Ridge 2053 Inflation-Protected Longevity Income ETF	2-10-2025	10:1
LifeX 2054 Inflation-Protected Longevity Income ETF	Stone Ridge 2054 Inflation-Protected Longevity Income ETF	2-11-2025	10:1
LifeX 2055 Inflation-Protected Longevity Income ETF	Stone Ridge 2055 Inflation-Protected Longevity Income ETF	2-11-2025	10:1
LifeX 2056 Inflation-Protected Longevity Income ETF	Stone Ridge 2056 Inflation-Protected Longevity Income ETF	2-11-2025	10:1
LifeX 2057 Inflation-Protected Longevity Income ETF	Stone Ridge 2057 Inflation-Protected Longevity Income ETF	2-12-2025	10:1
LifeX 2058 Inflation-Protected Longevity Income ETF	Stone Ridge 2058 Inflation-Protected Longevity Income ETF	2-12-2025	10:1
LifeX 2059 Inflation-Protected Longevity Income ETF	Stone Ridge 2059 Inflation-Protected Longevity Income ETF	2-12-2025	10:1
LifeX 2060 Inflation-Protected Longevity Income ETF	Stone Ridge 2060 Inflation-Protected Longevity Income ETF	2-13-2025	10:1
LifeX 2061 Inflation-Protected Longevity Income ETF	Stone Ridge 2061 Inflation-Protected Longevity Income ETF	2-13-2025	10:1
LifeX 2062 Inflation-Protected Longevity Income ETF	Stone Ridge 2062 Inflation-Protected Longevity Income ETF	2-13-2025	10:1
LifeX 2063 Inflation-Protected Longevity Income ETF	Stone Ridge 2063 Inflation-Protected Longevity Income ETF	2-14-2025	10:1
LifeX 2064 Inflation-Protected Longevity Income ETF	N/A	2-14-2025	10:1
LifeX 2065 Inflation-Protected Longevity Income ETF	N/A	2-14-2025	10:1

139

Schedule B (Unaudited)(Continued)

Effective Name	Prior Name	Effective Date	Reverse Share Split Rate
LifeX Term Income ETF
LifeX 2035 Term Income ETF	N/A	2-3-2025	11:1
LifeX 2040 Term Income ETF	N/A	2-3-2025	11:1
LifeX 2045 Term Income ETF	N/A	2-3-2025	11:1

LifeX Durable Income ETF
LifeX Durable Income ETF	Stone Ridge Durable Income ETF	2-14-2025	10:1

140

Schedule C (Unaudited)

Reorganizing ETFs	Acquiring ETFs	Reorganization Effective Date(a)	Reverse Share Split Rate(b)
LifeX Income ETFs
LifeX 2048 Longevity Income ETF	LifeX 2050 Longevity Income ETF	09-15-2025	10-for-13
LifeX 2049 Longevity Income ETF
LifeX 2051 Longevity Income ETF	LifeX 2055 Longevity Income ETF	09-16-2025	10-for-12
LifeX 2052 Longevity Income ETF
LifeX 2053 Longevity Income ETF
LifeX 2054 Longevity Income ETF
LifeX 2056 Longevity Income ETF	LifeX 2060 Longevity Income ETF	09-17-2025	10-for-11
LifeX 2057 Longevity Income ETF
LifeX 2058 Longevity Income ETF
LifeX 2059 Longevity Income ETF
LifeX 2061 Longevity Income ETF	LifeX 2065 Longevity Income ETF	09-18-2025	10-for-11
LifeX 2062 Longevity Income ETF
LifeX 2063 Longevity Income ETF
LifeX 2064 Longevity Income ETF
LifeX Inflation-Protected Income ETFs
LifeX 2048 Inflation-Protected Longevity Income ETF	LifeX 2050 Inflation-Protected Longevity Income ETF	09-15-2025	10-for-13
LifeX 2049 Inflation-Protected Longevity Income ETF
LifeX 2051 Inflation-Protected Longevity Income ETF	LifeX 2055 Inflation-Protected Longevity Income ETF	09-16-2025	10-for-12
LifeX 2052 Inflation-Protected Longevity Income ETF
LifeX 2053 Inflation-Protected Longevity Income ETF
LifeX 2054 Inflation-Protected Longevity Income ETF
LifeX 2056 Inflation-Protected Longevity Income ETF	LifeX 2060 Inflation-Protected Longevity Income ETF	09-17-2025	10-for-12
LifeX 2057 Inflation-Protected Longevity Income ETF
LifeX 2058 Inflation-Protected Longevity Income ETF
LifeX 2059 Inflation-Protected Longevity Income ETF
LifeX 2061 Inflation-Protected Longevity Income ETF	LifeX 2065 Inflation-Protected Longevity Income ETF	09-18-2025	10-for-12
LifeX 2062 Inflation-Protected Longevity Income ETF
LifeX 2063 Inflation-Protected Longevity Income ETF
LifeX 2064 Inflation-Protected Longevity Income ETF
LifeX Durable Income ETF
LifeX Durable Income ETF		n/a	10-for-11

(a)	Effective date may change without notice to shareholders
(b)	Record date and payment date for such reverse splits will be announced in future communication.

141

Additional Information (Unaudited)
1. Availability of Quarterly Portfolio Holdings Schedules
The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.
2. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.
3. Form N-CSR Items 8-11
Set forth below is the information required to be provided in Items 8-11 of Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

142

Investment Adviser
Stone Ridge Asset Management LLC
One Vanderbilt Avenue, 65th Floor
New York, NY 10017
Independent Registered Public Accounting Firm
Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Custodians
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, Main 04101
Administrator, Transfer Agent and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
This report has been prepared for shareholders and must be preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ investment objectives, risks, experience of its management and other information.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	9/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	9/5/25

By (Signature and Title)*	/s/ Maura Keselowsky
Maura Keselowsky, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	9/5/25

* Print the name and title of each signing officer under his or her signature.